As filed with the U.S. Securities and Exchange Commission on November 4, 2026

File No. 333-299152

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 1	[☒]

(Check appropriate box or boxes.)

NORTHERN FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street, Chicago, IL 60603

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number (800) 595-9111

Name and Address of Agent for Service:	with a copy to:
Michael D. Mabry Joel D. Corriero Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103	Jose J. Del Real Kevin P. O’Rourke The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of beneficial interest, with no par value per share, of the Northern Trust Equity Income ETF.

It is proposed that the filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

NORTHERN FUNDS

INCOME EQUITY FUND

Shares Class (NOIEX)

Acquisition of the Assets of:

INCOME EQUITY FUND

Shares Class (NOIEX)

(a series of Northern Funds)

By and in exchange for shares of:

NORTHERN TRUST EQUITY INCOME ETF

Cboe BZX Exchange, Inc. (QDFI)

(a series of Northern Funds)

50 South LaSalle Street

P.O. Box 75986

Chicago, Illinois 60675-5986

800-595-9111

IMPORTANT SHAREHOLDER INFORMATION

This Information Statement/Prospectus is being provided to inform you that the Income Equity Fund (the “Target Fund”) will be converted into a newly created exchange-traded fund (“ETF”), Northern Trust Equity Income ETF (the “Acquiring Fund”) (the “Reorganization”) on or about January 22, 2027 (the “Reorganization Date”). The Target Fund and Acquiring Fund are series of Northern Funds (the “Trust”). Following the Reorganization, the Acquiring Fund will continue to be managed by Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

The Information Statement/Prospectus discusses the Reorganization and provides you with information that you should consider. The Board of Trustees of the Trust (the “Board”) approved the Reorganization and concluded that the Reorganization is in the best interests of the Target Fund and its shareholders.

Please review the information in the Information Statement/Prospectus. No shareholder vote is required to complete the Reorganization. We are not asking you for a proxy and you are not requested to send us a proxy. Pursuant to an Agreement and Plan of Reorganization (“Plan”), a form of which is attached as Exhibit A hereto, the Target Fund will be converted into the Acquiring Fund, which is a newly created series of the Trust that has the same investment objective and investment strategies as the Target Fund and substantially similar risks as the Target Fund. On the Reorganization Date, shareholders who hold their shares of the Target Fund through a brokerage account or retirement plan that can accept shares of an ETF will receive ETF shares of the Acquiring Fund equal in value to their shares of the Target Fund at net asset value and cash in lieu of fractional shares, if any. Any cash payment may be taxable. Interests of shareholders will not be diluted as a result of the Reorganization.

We believe the Reorganization will result in multiple benefits for investors. The Board of the Trust has approved the Reorganization based on its determination that it is in the best interests of the shareholders of the Target Fund. Expected benefits include:

1)	Lower Expenses: Upon the Reorganization Date, total annual fund operating expenses of the Acquiring Fund are expected to be lower than the total annual fund operating expenses of the Target Fund.
2)

Increased Transparency: As a shareholder of the Acquiring Fund, you will gain the benefit of full daily transparency into the underlying portfolio holdings of the Acquiring Fund. The Target Fund does not provide full daily transparency into its underlying portfolio holdings.

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3)

Additional Trading Flexibility: Unlike the mutual fund shares of the Target Fund, which can only be purchased or sold once per day based on the Target Fund’s net asset value (“NAV”), shares of the Acquiring Fund can be purchased or sold throughout a trading day on an exchange based on market prices. This additional flexibility can give Acquiring Fund shareholders a greater ability to adjust their investment allocations based on developments that may occur throughout a trading day.

4)

Enhanced Tax Efficiency: In a mutual fund, when portfolio securities are sold, including in order to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund. In contrast, many ETFs create and redeem their shares in-kind. ETFs do not recognize capital gain on in-kind distributions in redemption of their shares, which enables them to distribute appreciated securities to redeeming shareholders without recognizing gain on those securities. Thus, an ETF’s in-kind redemptions generally do not result in taxable distributions for its non-redeeming shareholders. Instead, non-redeeming ETF shareholders in an ETF that creates and redeems its shares in-kind may recognize capital gains with respect to their ETF shares when they sell their ETF shares. The Acquiring Fund intends to create and redeem its shares in-kind.

5)

Tax-Free Reorganization: Shareholders will generally not recognize a taxable gain (or loss) on the conversion of mutual fund to whole ETF shares for U.S. tax purposes (except with respect to cash received in lieu of fractional shares of the Target Fund). The Reorganization may generate capital gains to the extent existing shareholders redeem shares held in retirement plans that cannot accommodate ETFs, or to the extent shareholders are otherwise redeemed in cash in lieu of participating in the Reorganization. As a result, remaining Fund shareholders may be required to pay more taxes than they would have been required to absent the Reorganization.

The Reorganization will subject investors to certain ETF-specific risks, including: the risk that shares of the Acquiring Fund will trade at market prices that may be above (premium) or below (discount) the Acquiring Fund’s NAV; the risk that the Acquiring Fund’s creation and redemption transactions may be concentrated in a small number of financial institutions known as “authorized participants”; and the risk that such authorized participants may not engage in creation or redemption transactions, which could cause the Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting, or that a secondary trading market may not develop. These risks are described more fully in the Information Statement/Prospectus. Following the Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund shares in the secondary market; shareholders currently do not bear such costs as shareholders of the Target Fund.

Shareholders will need brokerage accounts with the ability to transact in ETF shares in connection with the Reorganization. The “IMPORTANT NOTICE ABOUT YOUR ACQUIRING FUND ACCOUNT” section that follows includes a description of required actions for shareholders who hold shares of the Target Fund in accounts that cannot hold ETF shares and should be read carefully. For shareholders holding the Target Fund in accounts that can hold ETFs, no additional action will need to be taken prior to the Reorganization for the account to receive ETF shares.

Shareholders of the Target Fund should know the options available to them with respect to the Reorganization but should also consider possible tax consequences of options outside of the tax-free Reorganization. In connection with the Reorganization, shareholders who hold their shares of the Target Fund through a brokerage account or retirement plan that can accept shares of an ETF will receive ETF shares of the Acquiring Fund equal in value to their investment in the Target Fund (less any cash received in lieu of fractional shares of the Target Fund). As discussed further below, some shareholders may need to take additional action in order to receive shares of the Acquiring Fund in connection with the Reorganization.

The Information Statement/Prospectus provides greater detail on the mechanics of the Reorganization and what to expect with your investment during and following the Reorganization. No shareholder vote is required or being requested to complete the Reorganization.

You are encouraged to carefully review the additional information provided in this Information Statement/Prospectus.

If you have any questions, please call (800) 595-9111.

WE ARE NOT ASKING YOU FOR A PROXY

AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of the Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATION

We recommend that you read the complete Information Statement/Prospectus.

This section contains a brief Q&A which will help explain the Reorganization, including the reasons for the Reorganization. Following this section is a more detailed discussion.

Q.	What is happening to the Target Fund? Why am I receiving an Information Statement/Prospectus?

A.  The Target Fund (Income Equity Fund), which currently operates as a mutual fund, will be converted into an ETF through the reorganization of the Target Fund into a newly created series of the Trust. The Target Fund will be reorganized into the Acquiring Fund (Northern Trust Equity Income ETF). The Acquiring Fund has the same investment objective and investment strategies as the Target Fund and substantially similar risks as the Target Fund. As an ETF, the Acquiring Fund’s shares will be traded on Cboe BZX Exchange, Inc. (“Cboe”) following the Reorganization. The Reorganization will be accomplished in accordance with the Plan.

Under the Plan, all of the assets and liabilities of the Target Fund will be transferred to the newly created Acquiring Fund, in exchange for whole ETF shares of the Acquiring Fund equal to the aggregate NAV of the Target Fund at the time of the Reorganization, less any cash received in lieu of fractional shares. Because shares of the Acquiring Fund are not issued in fractional shares, cash will be paid to all shareholders who hold fractional shares in lieu of receiving fractional shares of the Acquiring Fund, for which cash payment may be taxable. The amount of cash received for the fractional shares combined with the Acquiring Fund ETF shares you receive will have the same value as your shares of the Target Fund on the Reorganization Date. Shares of the Acquiring Fund will be transferred to each applicable shareholder’s brokerage account. If a shareholder does not hold shares of the Target Fund through a brokerage account or retirement plan that can accept shares of the Acquiring Fund, the shares will be liquidated and you will receive cash equal in value to the NAV of your Fund shares. We recommend that you establish a brokerage account at least one month before the Reorganization Date.

The “IMPORTANT NOTICE ABOUT YOUR ACQUIRING FUND ACCOUNT” section, beginning on page vii, provides important information about actions to take with respect to your account in order to ensure the seamless transition from holding shares of the Target Fund to holding ETF shares of the Acquiring Fund.

Q.	Has the Board of the Target Fund approved the Reorganization?

A.  Yes, the Board of the Trust, which oversees the Target Fund, approved the Reorganization. The Board of the Trust, including all of the Trustees who are not “interested persons” of the Target Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), unanimously determined that the Reorganization is in the best interests of the Target Fund and its shareholders and that the Target Fund’s shareholders’ interests will not be diluted as a result of the Reorganization.

Q.	What information did the Target Fund’s Board consider when evaluating the Reorganization?

A.  The Board of the Trust considered the Reorganization proposed by NTI and approved the Plan with respect to the Target Fund. In considering the Plan, the Board of the Trust requested and received detailed information from the officers of the Trust, and representatives of NTI, regarding the Reorganization, including: (1) the benefits of an ETF structure and the appeal to investors of offering the investment strategy of the Target Fund as an ETF; (2) the investment objectives, investment strategies, and fundamental investment policies of the Target Fund and the Acquiring Fund; (3) a comparison of the fees and expenses of the Target Fund and the Acquiring Fund, including the potential benefits of the Acquiring Fund’s unitary fee structure; (4) the proposed plans for ongoing management, distribution, and operation of the Acquiring Fund; (5) the management and business of NTI and its affiliates; (6) the impact of the Reorganization on the Target Fund and shareholders of the Target Fund, including different subsets of Target Fund shareholders; and (7) the specific terms of the Plan.

Q.	Why is the Reorganization occurring?

A.  NTI proposed that the Target Fund be reorganized into the Acquiring Fund because of certain benefits associated with the ETF structure, which NTI believes will better serve the interests of Target Fund shareholders. These shareholder benefits include lower expenses, additional trading flexibility, increased transparency and the potential for enhanced tax efficiency. The Acquiring Fund will pursue the same investment objective and same investment strategies as the Target Fund but in the ETF structure.

Q.	How will the Reorganization affect me as a shareholder?

A.  If the Reorganization is consummated, you will cease to be a shareholder of the Target Fund. In order to receive shares of the Acquiring Fund as part of the Reorganization, you must hold your shares of the Target Fund through a brokerage account or retirement plan that can accept shares of an ETF (the Acquiring Fund). We recommend that you establish a brokerage account at least one month before the Reorganization Date. If you hold your shares of the Target Fund through a brokerage account or retirement plan that can accept shares of an ETF, upon completion of the Reorganization, you will own shares of the Acquiring Fund offered as an ETF having an equivalent value based equal to the aggregate NAV of the Target Fund you owned when the Reorganization happened, less any cash received in lieu of fractional shares. Shares of the Acquiring Fund are not issued in fractional shares. As a result, shareholders who hold fractional shares of the Target Fund will have such fractional shares redeemed at NAV on the Reorganization Date resulting in a small cash payment, which would be taxable. If you do not have a brokerage account or retirement plan that can accept shares of the Acquiring Fund, the shares will be liquidated and you will receive cash equal in value to the NAV of your Target Fund Shares.

After the Reorganization, individual shares of the Acquiring Fund may only be purchased and sold on Cboe, other national securities exchanges, electronic crossing networks and other alternative trading systems. Should you decide to purchase or sell shares in the Acquiring Fund after the Reorganization, you will need to place a trade through a broker who will execute your trade on an exchange at prevailing market prices. Because Acquiring Fund shares trade at market prices rather than at NAV, Acquiring Fund shares may trade at a price less than (a discount) or greater than (a premium) the Fund’s NAV. As with all ETFs, your broker may charge a commission for purchase and sales transactions, although ETFs trade with no transaction fees (“NTF”) on many platforms.

Q.	Am I being asked to vote on the Reorganization?

A.  No. Shareholders of the Target Fund are not required to approve the Reorganization under state or federal law, the 1940 Act, or the organizational documents governing the Target Fund. We are not asking you for a proxy and you are requested not to send us a proxy.

Q.	Will the Reorganization affect the way my investments are managed?

A.  No. NTI is the Investment Adviser of the Target Fund and will continue to serve as the Investment Adviser to the Acquiring Fund. The same individuals currently responsible for the day-to-day portfolio management of the Target Fund will continue to be responsible for the day-to-day portfolio management of the Acquiring Fund. Additionally, the Acquiring Fund will be managed with the same investment objective, investment strategies, and fundamental investment policies currently used by the Target Fund and with substantially similar risks as the Target Fund.

Q.	Will the fees and expenses of the Acquiring Fund be less than the fees and expenses of the Target Fund?

A.  Yes. Following the Reorganization, the Acquiring Fund is expected to have a lower total expense ratio than the Target Fund.

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Q.	Are there any differences in risks between the Target Fund and the Acquiring Fund?

A.  Yes. The risks associated with an investment in the Target Fund and the Acquiring Fund are substantially similar, except that the Acquiring Fund includes Quality Factor Risk in lieu of Quantitative Investing Risk, and is subject to certain risks unique to operating as an ETF. The Acquiring Fund is subject to secondary market trading risks, Authorized Participants risk, including market making and liquidity providers concentration risk, and risks relating to shares trading at prices other than NAV. Additionally, following the Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund shares in the secondary market that shareholders do not experience as shareholders of the Target Fund. We discuss these risks later in the Information Statement/Prospectus. For more information comparing the risk of the Target Fund and Acquiring Fund, see the section of the Information Statement/Prospectus titled: “COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISK AND FUNDAMENTAL INVESTMENT RESTRICTIONS.”

Q.	What are some features of ETFs that differ from mutual funds?

A.  The following are some unique features of ETFs as compared to mutual funds:

Transparency. The Acquiring Fund will be a transparent ETF that operates with full transparency of its portfolio holdings. Following the Reorganization, the Acquiring Fund, like other transparent ETFs, will make their portfolio holdings public each day. This holdings information, along with other information about the Acquiring Fund, will be found on the Northern Funds website at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

Enhanced Tax Efficiency. Shareholders of the Target Fund may experience greater tax efficiency with the ETF structure, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure. In a mutual fund, when portfolio securities are sold, either to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund. In contrast, the mechanics of the creation and redemption process for ETFs allows many ETFs to acquire securities in-kind and redeem securities in-kind generally reducing the realization of capital gains by the ETFs for the same processes. As a result, shareholders in an ETF are typically only subject to capital gains on their investment in the ETF after they sell their ETF shares.

Sales on an Exchange throughout the Day. ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated NAV per share at the end of the trading day. This means that when a shareholder decides to purchase or sell shares of the ETF, the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade. The market price of the ETF may be higher or lower than the ETF’s NAV per share, and might not be the same as the ETF’s next calculated NAV at the close of the trading day.

Sales only through a Broker. Unlike a mutual fund’s shares, individual shares of ETFs, like the Acquiring Fund, are not purchased or sold at NAV directly with the Acquiring Fund. Individual shares of the Acquiring Fund may only be purchased and sold through a broker at market prices. When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs trade with NTF on many platforms. In addition, a shareholder of an ETF, such as the Acquiring Fund, may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because ETF shares trade at market prices rather than at NAV, shares of an ETF, like the Acquiring Fund, may trade at a price less than (discount) or greater than (premium) the Fund’s NAV. The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors, rather than an ETF’s NAV, which is calculated at the end of each business day. It is possible that an ETF’s “authorized participants” may not engage in creation or redemption transactions which could cause the Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting.

Q.	When is the Reorganization expected to occur?

A.  NTI is currently anticipating a Reorganization date on or around January 22, 2027.

Q.	Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.  No. Shareholders will not pay any sales load, commission or other similar fee in connection with the receipt of Acquiring Fund shares from the Reorganization.

Q.	Who will pay the costs in connection with the Reorganization?

A.  The expenses related to the Reorganization, including the costs associated with the delivery of this Information Statement/Prospectus, will be paid by NTI. Brokerage fees and expenses related to the disposition of Target Fund assets to raise cash to pay redemption proceeds to shareholders that are not eligible to hold Shares of the Acquiring Fund are in addition to the estimated expenses related to the Reorganization discussed above and will be paid by the Target Fund.

Q.	Will the Reorganization result in any U.S. federal tax liability?

A.  The Reorganization is designed to be treated as a tax-free reorganization for U.S. federal income tax purposes. However, as part of the Reorganization, all shareholders who hold fractional shares will receive cash compensation for fractional shares of the Target Fund that they hold. The redemption of these fractional shares will likely be a taxable event, albeit a small one. Shareholders should consult their tax advisors about possible state and local tax considerations with respect to the Reorganization, if any, because the information about tax consequences in this document relates only to the U.S. federal income tax consequences of the Reorganization.

Q.	Can I purchase, redeem or exchange shares of the Target Fund before the Reorganization takes place?

A.  Yes. Purchase orders, exchange orders and redemption orders will only be accepted by the Fund until the dates set forth below.

Recommended Date to Convert to Brokerage Account	Final Date to Purchase Fund Shares	Final Date to Redeem Fund Shares or Exchange Fund Shares for Shares of Another Northern Mutual Fund
December 22, 2026	January 20, 2027	January 21, 2027

Any shares not redeemed before January 21, 2027, will be exchanged for shares of the Acquiring Fund. Please note that prior to the closing of the Reorganization investors may purchase and redeem shares of the Target Fund at the NAV of the Target Fund. Following the closing of the Reorganization, investors may purchase Acquiring Fund shares on an exchange at market prices.

Any changes to the Reorganization Date will be communicated to shareholders.

If you do not want to receive shares of the Acquiring Fund in connection with the Reorganization, you can exchange your Target Fund shares for shares of another Northern mutual fund that is not participating in the Reorganization or redeem your Target Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. If you hold your shares in a taxable account, redemption of your Target Fund shares will be a taxable event, and you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q.	What do I need to do to prepare for the Reorganization?

A.  It is important for you to determine whether you hold your shares of the Target Fund in the type of account that can accommodate the receipt of the ETF shares that will be received in the Reorganization. If you hold your shares of the Target Fund in an account directly with the Target Fund at the Target Fund’s transfer agent or in a brokerage account or retirement plan with a financial intermediary that only allows you to hold mutual fund shares, you will need to set up a brokerage account or retirement plan that allows investment in ETF shares. A separate Q&A is provided to help you determine your account type and provide information about changing your type of account if necessary.

If shares are held in an account that cannot accept ETF shares at the time of the Reorganization of the Target Fund, shares of the Acquiring Fund received in the Reorganization will be liquidated and you will receive cash equal in value to the NAV of your Target Fund Shares. The conversion of shares of the Acquiring Fund to cash may be subject to fees and expenses that are charged by a financial intermediary and will be a taxable event.

For Target Fund shareholders currently holding paper certificates, the Target Fund, in its discretion, may deem it necessary to retire all outstanding paper share certificates and convert your shares into electronic format, which format is commonly referred to as “book entry” format. Shares held in “book entry” form have all of the same rights and privileges as shares held in certificate form, and allow for convenient electronic share transactions, such as telephone or online exchanges and redemptions. Please note that this operational exercise does not in any way change your ownership rights or the value of your investment. Impacted investors will receive a letter prior to any such action. If you have pledged your certificates as collateral for any purpose, such as a bank loan, you may be required to notify the lending party holding the certificates of this conversion.

Q.	Whom do I contact for further information?

A.  You can contact your financial advisor or other financial intermediary for further information. You also may contact Northern by calling 1-800-595-9111 or by sending an email request to: northern-funds@ntrs.com.

Important additional information about the Reorganization is set forth in the accompanying Information Statement/Prospectus. Please read it carefully.

IMPORTANT NOTICE ABOUT YOUR ACQUIRING FUND ACCOUNT

The following are common questions about the proposed Reorganization, including a description of required actions for shareholders who hold shares of the Target Fund in accounts that cannot hold ETF shares and should be read carefully.

This section contains a brief Q&A which provides information to help you to determine if you need to take action with respect to your shareholder account prior to the Reorganization in order to receive shares of an Acquiring Fund.

Q. What types of shareholder accounts can receive shares of the Acquiring Fund as part of the Reorganization?

A. If you hold your shares of the Target Fund in a brokerage account or retirement plan that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will be eligible to receive shares of an Acquiring Fund in the Reorganization. No further action is required.

Q. What types of shareholder accounts cannot receive shares of the Acquiring Fund as part of the Reorganization?

A. The following account types cannot hold shares of ETFs:

Non-Accommodating Brokerage Accounts. If you hold your shares of the Target Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in Acquiring Fund shares.

Non-Accommodating Retirement Accounts. If you hold your shares of the Target Fund through an individual retirement account (“IRA”) or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Target Fund to a different investment option prior to the Reorganization.

Fund Direct Accounts. If you hold your shares of the Target Fund in an account directly with the Target Fund at its transfer agent, The Northern Trust Company (a “Fund Direct Account”), you should transfer your shares of the Target Fund to a brokerage account that can accept shares of the Acquiring Fund one month prior to the Reorganization. You have a Fund Direct Account if you receive quarterly account statements directly from the Fund and not from a third-party broker-dealer.

If you are unsure about the ability of your account to accept shares of the Acquiring Fund, please contact your financial advisor or other financial intermediary.

Q.  How do I transfer my Target Fund shares from a Fund direct account to a brokerage account that will accept Acquiring Fund shares?

A.  If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept shares of an ETF, such as the Acquiring Fund. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

We suggest you provide your broker with a copy of your quarterly statement from the Fund. Your broker will require your account number with the Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Fund’s transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better. We recommend that you establish a brokerage account at least one month before the Reorganization Date.

Q.  How do I transfer my Target Fund shares from a Non-Accommodating Brokerage Account to a Brokerage Account that will accept Acquiring Fund shares?

A.  The broker where you hold your Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

Q.  What will happen if I do not have a brokerage account that can accept Acquiring Fund shares at the time of the Reorganization?

A.  In order to receive shares of the Acquiring Fund as part of the Reorganization, you must hold your shares of the Target Fund through a brokerage account that can accept shares of an ETF (the Acquiring Fund). We recommend that you establish a brokerage account at least one month before the Reorganization Date.

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Non-Accommodating Brokerage Accounts. If you hold your shares of the Target Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated in the Reorganization, and you will receive cash equal in value to the NAV of your Fund shares, which may be a taxable transaction to you.

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Non-Accommodating Retirement Accounts. If you hold your shares of the Target Fund through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Fund to a different investment option prior to the Reorganization. If you do not redeem or exchange the Target Fund shares held in your IRA account or group retirement plan, your investment will be liquidated in the Reorganization and you will receive cash equal in value to the NAV of your Target Fund shares. If your IRA account or group retirement plan is unable to hold cash, this liquidation may be treated as a distribution which may be taxable to you, and may result in withholdings and/or penalties, unless you reinvest the distribution in an eligible retirement rollover retirement account within 60 days. Contact your tax advisor to discuss the consequences of the Reorganization for your IRA or group retirement plan account.

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Fund Direct Accounts. If you hold your shares of the Target Fund in a Fund Direct Account, including a Fund Direct IRA account you should transfer your shares of the Target Fund to a brokerage account that can accept shares of the Acquiring Fund one month prior to the Reorganization Date. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Fund shares which may be a taxable transaction to you, and may result in withholdings and/or penalties, unless you reinvest the distribution in an eligible rollover retirement account within 60 days. Contact your tax advisor to discuss the consequences of the Reorganization for your IRA or group retirement plan account.

In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax. It may take time for you to receive your cash. Please consult with your financial intermediary or tax adviser for more information on the impact that the Reorganization will have on you and your investments.

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Q.	What if I do not want to own shares of the Acquiring Fund?

A.  If you do not want to receive shares of the Acquiring Fund in connection with the Reorganization, you can exchange your Target Fund shares for the Shares Class of another Northern Funds mutual fund, or redeem your Target Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Redemption of your Target Fund shares will be a taxable event if you hold your shares in a taxable account. The last date to redeem your shares or exchange them into another Northern Funds mutual fund prior to the Reorganization is January 21, 2027. This date may change if the Reorganization Date changes. Any changes to the Reorganization Date will be communicated to shareholders.

INCOME EQUITY FUND

50 South LaSalle Street

P.O. Box 75986

Chicago, Illinois 60675-5986

800-595-9111

INFORMATION STATEMENT/PROSPECTUS

Dated November 4, 2026

Acquisition of the Assets of:

INCOME EQUITY FUND

Shares Class (NOIEX)

(a series of Northern Funds)

By and in exchange for shares of:

NORTHERN TRUST EQUITY INCOME ETF

Cboe BZX Exchange, Inc. (QDFI)

(a series of Northern Funds)

This Information Statement/Prospectus is being furnished to shareholders of the Income Equity Fund (the “Target Fund”).

The Target Fund will be reorganized into Northern Trust Equity Income ETF (the “Acquiring Fund”), such transaction, a “Reorganization,” on or about January 22, 2027 (the “Reorganization Date” or the “Closing Date”).

The Target Fund and Acquiring Fund together are referred to as the “Funds.” Northern Funds is referred to as the “Trust”. Both the Acquiring Fund and Target Fund are series of the Trust.

Pursuant to an Agreement and Plan of Reorganization (“Plan”): (i) all of the property and assets (“Assets”) of the Target Fund will be acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, will assume the liabilities of the Target Fund, in exchange for shares of the Acquiring Fund. According to the Plan, the Target Fund will be liquidated and dissolved following the Reorganization. The Board of Trustees of the Trust (the “Board”) has approved the Plan and Reorganization. Shareholders of the Target Fund are not required to and are not being asked to approve the Plan or the Reorganization.

Pursuant to the Plan, holders of Target Fund shares will have their shares exchanged at net asset value (“NAV”) for exchange-traded fund (“ETF”) shares of equal value of the Acquiring Fund, less any cash received in lieu of fractional shares.

After the completion of the Reorganization, the Acquiring Fund would operate with the same investment objectives, strategies, investment restrictions, and portfolio managers as the Target Fund, substantially similar risks as the Target Fund, and the Target Fund’s past performance and financial history would be adopted by the Acquiring Fund.

Each Fund is a diversified series of the Trust. Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”) serves as the investment adviser for the Funds.

This Information Statement/Prospectus sets forth the information that you should know about the Reorganization. You should retain this Information Statement/Prospectus for future reference. A Statement of Additional

Information dated November 4, 2026 (the “SAI”), relating to this Information Statement/Prospectus, contains additional information about the Acquiring Fund and the Reorganization, and has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.

The prospectus of the Acquiring Fund (“Acquiring Fund Prospectus”) accompanies this Information Statement/Prospectus, is incorporated by reference herein and is intended to provide you with information about the Acquiring Fund. The prospectus of the Target Fund (“Target Fund Prospectus”), as supplemented to date, provides additional information about the Target Fund and is incorporated herein by reference. Relevant information about the Target Fund Prospectus and Acquiring Fund Prospectus is as follows:

Target Fund Prospectus	Acquiring Fund Prospectus
Income Equity Fund – dated July 31, 2026 (1933 Act File No. 33-73404)	Northern Trust Equity Income ETF – dated October 7, 2026 (1933 Act File No. 33-73404)

You can request a free copy of any of the Target Fund’s Prospectus, SAI, Annual Report, Semiannual Report, or other information such as the Target Fund’s financial statements by writing to the Target Fund at P.O. Box 75986, Chicago, IL 60675-5986 or by calling 1-800-595-9111 or by sending an email request to: northern-funds@ntrs.com.

You may also request free copies of the Acquiring Fund’s Prospectus and SAI by writing to the Acquiring Fund at P.O. Box 75986, Chicago, IL 60675-5986 or by calling 1-855-353-9383 or by sending an email request to: NorthernTrustETF@acaglobal.com. Because the Acquiring Fund has not yet commenced operations, no shareholder reports are available for the Acquiring Fund.

Additional information about each Fund can be viewed online from the EDGAR database without charge on the SEC’s internet site at www.sec.gov.

WE ARE NOT ASKING YOU FOR A PROXY

AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

INFORMATION STATEMENT/PROSPECTUS

THE REORGANIZATION

The Board received presentations from NTI and considered the Reorganization at meetings of the Board held on July 7, 2026 and August 19-20, 2026. At a meeting held on September 24, 2026, the Board, including all of the Trustees of the Board who are not “interested persons” (“Independent Trustees”) as defined by the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of each of the Target Fund, considered the Reorganization, and unanimously approved the Plan.

The Reorganization will result in your Target Fund shares being exchanged for the Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Target Fund. In particular, shareholders of the Target Fund will have their shares exchanged at NAV for whole ETF shares of equal value of the Acquiring Fund, less any cash received in lieu of fractional shares. This means that you will cease to be a Target Fund shareholder and will become an Acquiring Fund shareholder. This exchange will occur on a date agreed upon by the parties to the Plan, which is currently anticipated to occur on the Reorganization Date.

For the following reasons and the reasons set forth below under “Reasons for the Reorganization,” the Board of the Trust has determined that the Reorganization is in the best interests of each of the Target Fund and its shareholders. The Board has also determined that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization, based upon information provided to the Board. In making these determinations, the Board noted the recommendation of NTI, the Funds’ investment adviser, and considered the following, among other factors:

(i)	shareholders will benefit from the ETF structure and the appeal to investors of offering the investment strategy of the Target Fund as an ETF;

(ii)

the Acquiring Fund and the Target Fund have identical investment objectives, identical principal investment strategies, and identical fundamental investment restrictions, and have substantially similar principal risks, except that the Acquiring Fund includes Quality Factor Risk in lieu of Quantitative Investing Risk and certain ETF-specific risks;

(iii)	the Acquiring Fund and the Target Fund have the same portfolio management team;

(iv)	the Acquiring Fund’s overall total expense ratio is expected to be lower than the Target Fund’s;

(v)

that NTI’s proposed unitary fee structure for the Acquiring Fund could benefit shareholders, because NTI, as the Acquiring Fund’s Investment Adviser, will be obligated under the investment advisory agreement to pay the Acquiring Fund’s ordinary operating expenses (with limited exceptions) without any increase in the management fee paid by shareholders;

(vi)

the Plan was designed such that the Reorganization would be a tax-free Reorganization and the shares of the Acquiring Fund that would be received by the shareholders of the Target Fund in the exchange will be equal in aggregate NAV to the aggregate NAV of their shares of the Target Fund as of Reorganization Date, less any cash received in lieu of fractional shares;

(vii)	the plans for the ongoing management, distribution, and operation of the Acquiring Fund as an ETF will benefit tax conscious shareholders;

(viii)	shareholders will benefit from reduced operating costs and minimized transaction costs;

(ix)

shareholders will benefit from secondary market liquidity of the Acquiring Fund in that the Acquiring Fund will be priced in real time, and shareholders will be able to purchase and sell shares of the Acquiring Fund throughout the trading day on the secondary market;

(x)	shareholders will benefit from full daily transparency into the underlying portfolio holdings of the Acquiring Fund;

(xi)

shareholders of the Target Fund must have a brokerage account or retirement plan that is permitted to hold ETF shares, or establish such an account prior to the Reorganization, in order to receive shares of the Acquiring Fund;

(xii)

shareholders with accounts that cannot hold ETF shares will receive cash in lieu of ETF shares, which will likely be a taxable event for such shareholders, and which could generate realized gains payable to shareholders that would also be a taxable event;

(xiii)

the Acquiring Fund does not issue fractional shares so for some shareholders, fractional shares of the Target Fund will be redeemed at NAV on the Reorganization Date and result in a small cash payment, which will be a taxable event;

(xiv)	a vote of shareholders of the Target Fund is not required under the Trust’s governing documents or the 1940 Act; and

(xv)	shareholders of the Target Fund may redeem or exchange their shares of the Target Fund prior to the Reorganization if the shareholders do not wish to hold shares of an ETF.

The Board also considered that the Reorganization met the conditions under Rule 17a-8 under the 1940 Act to be consummated without the vote of shareholders of the Target Fund or the Acquiring Fund.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS

How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Target Fund compare against those of the Acquiring Fund?

This section will help you compare the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Target Fund and the Acquiring Fund. More complete information may be found in the Funds’ Prospectuses and SAIs. For a complete description of the Acquiring Fund’s investment objectives, investment strategies, and risks, you should read the Acquiring Fund’s Prospectus.

In anticipation of the Reorganization, the Target Fund may temporarily not meet its investment objective and/or may deviate from its principal investment strategies in advance of the closing of the Reorganization.

Investment Objectives. The Target Fund and the Acquiring Fund have identical investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental and may be changed without shareholder approval.

Income Equity Fund (Target Fund)	Northern Trust Equity Income ETF (Acquiring Fund)
What is the Fund’s investment objective? The Fund seeks to provide a high level of current income and long-term capital appreciation.	What is the Fund’s investment objective? The Fund seeks to provide a high level of current income and long-term capital appreciation.

Principal Investment Strategies. The Target Fund and the Acquiring Fund employ the same principal investment strategies in seeking to achieve their respective investment objectives, as described in each of their Prospectuses, as supplemented to date, and included below.

Both the Target Fund and the Acquiring Fund are classified as “diversified” and neither Fund will concentrate its investments in any one industry.

Income Equity Fund (Target Fund)	Northern Trust Equity Income ETF (Acquiring Fund)

What are the Target Fund’s principal investment strategies?

In seeking to achieve its investment objective, the Fund will, under normal circumstances, invest at least 80% of its net assets in income-producing equity securities, including dividend-paying common and preferred stocks. Income-producing securities are those that NTI believes will provide dividend yield, based on the security’s indicative yield. The Fund seeks to provide a high level of current income relative to its benchmark index.

In determining capital appreciation potential, NTI uses a proprietary quantitative ranking system that is designed to provide exposure to equity securities that exhibit quality characteristics. Beginning with a broad universe of highly liquid equity securities, NTI applies a proprietary quality score, which ranks each security based on its issuer’s profitability, management efficiency, and cash generation, to screen out the lowest quality securities based on their proprietary ranking. NTI then selects securities from the remaining universe that it believes will achieve the appropriate quality and yield exposures. NTI also performs a risk management analysis in which NTI seeks to measure and manage risk exposures at the security, sector and portfolio levels through portfolio diversification. Final purchase decisions are made based on the desired level of diversification and dividend yield.

The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy. NTI will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.

From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of the date of this Information Statement/Prospectus, the Fund had a focused investment in the information technology sector.

What are the Acquiring Fund’s principal investment strategies?

In seeking to achieve its investment objective, the Fund will, under normal circumstances, invest at least 80% of its net assets in income-producing equity securities, including dividend-paying common and preferred stocks. Income-producing securities are those that NTI believes will provide dividend yield, based on the security’s indicative yield. The Fund seeks to provide a high level of current income relative to its benchmark index.

In determining capital appreciation potential, NTI uses a proprietary quantitative ranking system that is designed to provide exposure to equity securities that exhibit quality characteristics. Beginning with a broad universe of highly liquid equity securities, NTI applies a proprietary quality score, which ranks each security based on its issuer’s profitability, management efficiency, and cash generation, to screen out the lowest quality securities based on their proprietary ranking. NTI then selects securities from the remaining universe that it believes will achieve the appropriate quality and yield exposures. NTI also performs a risk management analysis in which NTI seeks to measure and manage risk exposures at the security, sector and portfolio levels through portfolio diversification. Final purchase decisions are made based on the desired level of diversification and dividend yield.

The Fund may use derivatives, such as stock index futures contracts, to equitize cash and enhance portfolio liquidity. Derivatives instruments that provide investment exposure to income-producing equity securities and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy. NTI will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.

From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of the date of this Information Statement/Prospectus, the Fund had a focused investment in the information technology sector.

Principal Investment Risks. Investing in any mutual fund or ETF involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The risks associated with an investment in the Target Fund and the Acquiring Fund are substantially similar, except that the Acquiring Fund includes Quality Factor Risk in lieu of Quantitative Investing Risk, and is subject to certain risks unique to operating as an ETF. Below the principal risks for the Target Fund and Acquiring Fund are identified, followed by a summary of each principal risk.

Target Fund	Acquiring Fund

Market risk	Market Risk

Management Risk	Management Risk

Sector Risk	Sector Risk

Information Technology Sector Risk	Information Technology Sector Risk

Derivatives Risk	Derivatives Risk

Futures Contracts Risk	Futures Contracts Risk

Preferred Securities Risk	Preferred Securities Risk

Dividend Risk	Dividend Risk

Investment Style Risk/Quantitative Investing Risk	Quality Factor Risk

Securities Lending Risk	Securities Lending Risk

Equity Securities Risk

Authorized Participant Concentration Risk

Market Trading Risk

EQUITY SECURITIES RISK is the risk that the values of the equity securities owned by the Fund may be more volatile and underperform other asset classes and the general securities markets.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

INVESTMENT STYLE RISK is the risk that different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style. The Fund may also employ a combination of styles that impacts its risk characteristics.

QUANTITATIVE INVESTING RISK is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance and the Fund may realize a loss. This may be as a result of the factors used in building a multifactor quantitative model, the weights placed on each factor, the accuracy of historical data utilized, and changing sources of market returns. Whenever a model is used, there is also a risk that the model will not work as planned.

QUALITY FACTOR RISK is the risk that the past performance of companies that have exhibited quality characteristics does not continue or the returns on securities issued by such companies may be less than returns from other styles of investing or the overall stock market. There may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.

SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease.

●

INFORMATION TECHNOLOGY SECTOR RISK is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology companies also may be affected adversely by changes in technology, consumer and business purchasing patterns, government scrutiny or regulation, legal action and/or obsolete products or services.

DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

●

FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

PREFERRED SECURITIES RISK is the risk that preferred securities may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also are subject to issuer-specific and market risks applicable generally to equity securities.

DIVIDEND RISK is the risk that as a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Also, changes in the dividend policies of such companies and the capital resources available for such companies’ dividend payments may affect the Fund. There is the possibility that dividend-paying companies could reduce or eliminate the payment of dividends in the future or an anticipated acceleration of dividends may not occur. Depending on market conditions, dividend paying stocks that meet the Fund’s investment criteria may not be widely available for purchase by the Fund, which may increase the volatility of the Fund’s returns and limit its ability to produce current income while remaining fully diversified. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

SECURITIES LENDING RISK is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

AUTHORIZED PARTICIPANT CONCENTRATION RISK is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

MARKET TRADING RISK is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

Fundamental Investment Restrictions. The Funds have adopted identical fundamental investment restrictions, which cannot be changed without approval of a 1940 Act majority vote, as discussed below. The Funds’ fundamental investment restrictions are described below. Please see each Fund’s SAI.

The following are the fundamental investment restrictions applicable to the Funds, which be changed only by a vote of the holders of a majority of the Fund’s outstanding shares . For this purpose, a vote of the holders of a majority of the Fund’s outstanding shares means the approval, at a meeting of Fund shareholders, by the lesser of (1) 67% or more of the Fund’s voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the Fund’s outstanding voting securities are present in person or by proxy or (2) more than 50% of the Fund’s outstanding voting securities.

Each Fund shall not:

(1) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Fund to the extent permitted by law.

(2) Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of REITs or other issuers that deal in real estate.

(3) Invest in commodities or commodity contracts, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time; and the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(4) Invest in companies for the purpose of exercising control.

(5) Act as underwriter of securities, except as a Fund may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

(6) Purchase securities (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) if such purchase would cause 25% or more in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry.

(7) Borrow money, except that to the extent permitted by applicable law (a) the Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may purchase securities on margin. If due to market fluctuations or other reasons the Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of the Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Fund will not issue senior securities to the extent such issuance would violate applicable law.

(8) Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

(9) Notwithstanding any of the Fund’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Fund may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Fund.

For the purposes of Investment Restriction Nos. 1 and 7 above, the Fund has received an exemptive order from the SEC permitting it to participate in lending and borrowing arrangements with affiliates.

In applying Investment Restriction No. 8 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.

Comparison of the Funds’ Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. Because the Acquiring Fund has not yet commenced operations, no portfolio turnover rate is available for the Acquiring Fund. During the fiscal years ended March 31, 2025 and March 31, 2026, the Target Fund’s portfolio turnover rate was 21.52% and 38.47%, respectively.

INFORMATION ABOUT THE FUNDS

What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?

The Acquiring Fund’s total expense ratio is expected to be lower than the Target Fund. The Acquiring Fund is expected to experience lower overall expenses as compared to the Target Fund. For accounting and financial information purposes, the Target Fund will be the accounting survivor of the Reorganization. This means that the Acquiring Fund, as the corporate survivor of the Reorganization, will adopt the Target Fund’s historical investment performance and accounting history.

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The table below show the fees and expenses that you would pay if you were to buy, hold or sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The fees and expenses in the table appearing below are based on the expenses of the Target Fund for the fiscal year ended March 31 2026 and the anticipated expenses of the Acquiring Fund during their first year of operation. The fee table does not reflect the costs associated with the Reorganization. The tables also show the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization on the Reorganization Date (currently anticipated to occur on or about January 22, 2027), based on pro forma net assets anticipated immediately following the Reorganization Date. Pro forma numbers are estimated in good faith and are hypothetical. You will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of Target Fund shares from the Reorganization.

The table below shows shareholder fees of each Fund in order to give shareholders an indication of how their historical fees will change upon reorganization of the Target Fund into the Acquiring Fund.

		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fund	Shareholder Fees (fees paid directly from your investment)	Management Fees	Total Other Expenses	Other Expenses— Transfer Agent Fees and Expenses	Other Expenses— Other Operating Expenses	Total Annual Fund Operating Expenses	Fee Waivers and Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

Income Equity Fund (Target Fund) (Shares Class)	None	0.46%	0.18%	0.04%	0.14%	0.64%	(0.16)%[1]	0.48%

Northern Trust Equity Income ETF (Acquiring Fund)	None	0.46%[2]	None[3]	None	None	0.46%	None	0.46%

Pro Forma Northern Trust Equity Income ETF (Acquiring Fund)	None	0.46%[2]	None[3]	None	None	0.46%	None	0.46%

1. The Target Fund’s investment adviser, NTI, has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.48%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. These contractual limitations may not be terminated before July 31, 2027 without the approval of the Board.

2. The Acquiring Fund’s management fee is structured as a “unitary management fee,” out of which the Acquiring Fund’s investment adviser, NTI, pays all of the ordinary operating expenses of the Acquiring Fund, except for the following expenses, each of which is paid by the Fund: (i) the Acquiring Fund’s management fee; (ii) distribution fees and expenses paid by the Acquiring Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.

3. Other expenses are based on estimated amounts for the current fiscal year.

How can I compare the costs of investing in shares of the Target Fund with the cost of investing in shares of the Acquiring Fund?

The examples below are intended to help you compare the costs of investing in Target Fund shares with the cost of investing in Acquiring Fund shares, both before and after the Reorganization. The examples also assume that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. In addition, the examples assume that your investment has a 5% return each year and reflect NTI’s applicable expense waivers and reimbursements for the 1-year contractual period. Pro forma numbers are estimated in good faith and are hypothetical. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund—Shares Class	$49	$189	$341	$783
Acquiring Fund	$47	$148	$258	$579
Pro Forma Target Fund into Acquiring Fund	$47	$148	$258	$579

What are the general tax consequences of the Reorganization?

The Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganization (although there can be no assurance that the U.S. Internal Revenue Service (“IRS”) will adopt a similar position). This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of the Reorganization?,” Target Fund shareholders will not recognize any gain or loss for U.S federal income tax purposes as a result of the exchange of all of their Target Fund shares for Acquiring Fund shares pursuant to the Reorganization, except with respect to cash received in lieu of fractional shares, if any. The Reorganization may generate capital gains to the extent existing shareholders redeem shares held in retirement plans that cannot accommodate ETFs, or to the extent shareholders are otherwise redeemed in cash in lieu of participating in the Reorganization. As a result, remaining Target Fund shareholders may be required to pay more taxes than they would have been required to absent the Reorganization. You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor about the state and local tax consequences of the Reorganization, or any U.S. federal taxes other than income taxes, if any, because the information about tax consequences in this document relates to the U.S. federal income tax consequences of the Reorganization only. For more information, please see the section “What are the tax consequences of the Reorganization?” below.

Who manages the Funds?

Board of Trustees. Each Fund is governed by the Board of the Trust, which is responsible for overseeing all the business activities of the Funds.

Investment Adviser. The Funds’ investment adviser, NTI, is located at 50 South LaSalle, Chicago, IL 60603 and is an Illinois State Banking Corporation and an investment adviser registered under Investment Advisers Act of 1940, as amended. NTI is an indirect subsidiary of Northern Trust Corporation, a financial holding company under the U.S. Bank Holding Company Act of 1956. NTI primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

Portfolio Managers of the Funds

The same individuals currently responsible for the day-to-day portfolio management of Target Fund will continue to be responsible for the day-to-day portfolio management of the Acquiring Fund.

Each Fund’s portfolio management team is composed as follows:

Funds	Portfolio Managers
Income Equity Fund (Target Fund) Northern Trust Equity Income ETF (Acquiring Fund)	NTI
Sridhar Kancharla, CFA, Senior Vice President.
Reed A. LeMar, CFA, Senior Vice President.
Jeffrey D. Sampson, CFA, Senior Vice President.

For more information about the Investment Adviser, see the section titled “WHAT ARE OTHER KEY FEATURES OF THE FUNDS?- Investment Advisory Agreement and Fees.” Additional information about the Investment Adviser and the Funds’ portfolio managers is also available in the Funds’ prospectuses and statements of additional information.

Manager of Managers Structure

The Trust and the Investment Adviser have received an exemptive order from the SEC that permits the Investment Adviser to engage or terminate a Sub-Adviser, and to enter into and materially amend an existing Sub-Advisory Agreement, upon the approval of the Board, without obtaining shareholder approval. The exemption also permits the Investment Adviser to enter into new Sub-Advisory Agreements with Sub-Advisers that are not affiliated with the Investment Adviser without obtaining shareholder approval, if approved by the Board. In the event of a termination of a Sub-Adviser, the Investment Adviser, subject to the Board’s approval, will either enter into an agreement with another Sub-Adviser to manage the Fund or portion thereof or allocate the assets of that portion to other Sub-Advisers of the Fund. While NTI does not intend to delegate any of its duties for the Target Fund or the Acquiring Fund to a sub-adviser prior to the closing of the Reorganization, it may do so in the future. Shareholders will be notified of any changes in Sub-Advisers.

How do the performance records of the Funds compare?

The Acquiring Fund is a newly formed “shell” fund that has not yet commenced operations, and therefore will have no performance history prior to the Reorganization. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire all of the assets and liabilities of the Target Fund and continue the business of the Target Fund. Therefore, after the Reorganization, the Target Fund will be the “accounting survivor.” This means that the Acquiring Fund, as the corporate survivor of the Reorganization, will adopt the Target Fund’s historical investment performance and accounting history. The Target Fund’s past performance is not necessarily an indication of how the Acquiring Fund will perform in the future.

The historical performance of the Target Fund, which will be adopted by the Acquiring Fund, is included in the Target Fund’s Prospectus, which is incorporated herein by reference, and is also shown below.

The bar chart and table that follow provide an indication of the risks of investing in the Target Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index. The Target Fund’s past performance, before and after taxes, is not necessarily an indication of how the Acquiring Fund will perform in the future.

Updated performance information for the Target Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.

Calendar Year Total Return*

* Year to date total return for the six months ended June 30, 2026 was 11.34%. For the periods shown in the bar chart above, the Target Fund’s highest quarterly return was 19.18% in the second quarter of 2020, and the lowest quarterly return was (22.67)% in the first quarter of 2020.

Average annual total returns for periods ended December 31, 2025

	1 year	5 years	10 years
Shares Class return before taxes	18.75%	14.46%	13.24%
Shares Class return after taxes on distributions	16.38%	12.21%	11.01%
Shares Class return after taxes on distributions and sale of Fund shares	12.34%	11.02%	10.23%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

In calculating the U.S. federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

How do purchase, sale, and exchange procedures of the Funds compare?

Purchases. Shares of the Target Fund and Acquiring Fund are sold without a sales charge. Unlike the Target Fund, shares of the Acquiring Fund are not purchased at NAV directly with the Acquiring Fund. The Acquiring Fund will issue (or redeem) shares at NAV only to certain financial institutions that have entered into agreements with the Acquiring Fund’s distributor in large, aggregated blocks known as “Creation Units.” A Creation Unit of the Acquiring Fund consists of a specified number of shares. Creation Units are generally issued (or redeemed) in-kind for securities (and an amount of cash) that the Acquiring Fund specifies each day at the NAV next determined after receipt of an order.

The Target Fund and the Acquiring Fund have different procedures for the purchase of shares. Shares of the Target Fund are sold on a continuous basis at NAV by Northern Funds Distributors, LLC. Shares Class shares of the Target Fund are sold at NAV per share. Shares Class shares of the Target Fund may be purchased by opening an account directly with the Trust, through an account at Northern Trust (or an affiliate) or through an authorized intermediary.

Shares of the Acquiring Fund may only be purchased on Cboe BZX Exchange, Inc. (“Cboe”) and other secondary markets at market prices. Shares of the Acquiring Fund can be bought during the day like shares of other publicly traded companies. Buying shares of the Acquiring Fund on an exchange involves certain costs. When buying shares through a financial intermediary, you may incur brokerage or other charges determined by your financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of the Acquiring Fund may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying shares in the secondary market (the bid-ask spread). Because shares of the Acquiring Fund trade at market prices rather than at NAV, shares of the Acquiring Fund may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. The trading prices of shares of the Acquiring Fund in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for shares of the Acquiring Fund and shares of the underlying securities held by the Acquiring Fund, economic conditions and other factors, rather than the Acquiring Fund’s NAV, which is calculated at the end of each business day.

Sales. The Funds have different features for redeeming shares. The Target Fund’s Shares Class shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form. Redemptions may be made by contacting your authorized intermediary, or, if you hold shares directly with the Target Fund, by mail, by telephone wire, or internet. Unlike the Target Fund, the Acquiring Fund will redeem shares at NAV only in Creation Units, and shares generally may only be sold on Cboe and other secondary markets.

Exchange of Shares. The Trust offers shareholders of the Target Fund the ability to exchange Shares Class shares of one fund in the Trust for the Shares Class shares of another fund in the Trust. As an ETF, the Acquiring Fund does not provide for the exchange of shares.

Additional information and specific instructions explaining how to buy and sell shares of each Fund are outlined in each Fund’s Prospectus under the heading “Purchase and Sale of Fund Shares” for the Target Fund and “Purchasing and Selling Shares” for the Acquiring Fund.

Where can I find more financial information about the Funds?

Additional information about the Funds’ investments will be available in the Funds’ annual and semiannual reports to shareholders and in Form N-CSR. In the Target Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Target Fund’s reports on Form N-CSR, you will find the Target Fund’s annual and semi-annual financial statements.

The Acquiring Fund’s annual and semiannual reports (once available), the SAI, and other information such as the Acquiring Fund’s financial statements, will be available free upon request by calling the Fund at 1-855-353-9383 or by sending an email request to: NorthernTrustETF@acaglobal.com, or on the Fund’s website at https://etfs.ntam.northerntrust.com/us/en/individual/funds. The SAI and other information are available from a financial intermediary (such as a broker-dealer or bank) through which the Fund’s shares may be purchased or sold. Reports and other information about Northern Funds are available on the EDGAR database on the SEC’s internet site at http://www.sec.gov.

Because the Acquiring Fund has not yet commenced operations, no financial statements are available for it.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

Investment Advisory Agreement and Fees. NTI is the investment advisor of each Fund. NTI has entered into substantially similar investment advisory agreements relating to the services that NTI provides to each Fund. The current Investment Advisory Agreement for the Target Fund is substantially similar to the proposed new Investment Advisory Agreement for the Acquiring Fund (the “New Investment Advisory Agreement”), except that the New Investment Advisory Agreement includes provisions to accommodate the ETF structure and a unitary fee structure.

Although the unitary fee rate of the Acquiring Fund will be the same as the contractual management fee rate of the Target Fund, due to the Acquiring Fund’s unitary fee structure, the total expenses of the Acquiring Fund are expected to be lower than those of the Target Fund. Under the unitary fee structure, the Acquiring Fund’s adviser will pay all of the ordinary operating expenses of the Fund, except for the following expenses: (i) the Fund’s management fee; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.

The Trust and NTI may share common resources, such as legal and accounting personnel. Expenses related to such common resources will be allocated to the Trust and NTI based on NTI’s expense allocation methodology. Following the Reorganization, the Acquiring Fund will continue to be responsible for their portion of these expenses.

The investment management fees as a percentage of each Fund’s average daily net assets are set forth below:

Target Fund Investment Management Fee	Acquiring Fund Investment Management Fee
0.46% of net assets	0.46% of net assets

It is anticipated that, the Acquiring Fund’s total annual fund operating expenses will be lower than the total annual fund operation expenses of the Target Fund following the Reorganization. As of June 30, 2026, the Target Fund had approximately $316.5 million in assets. The Acquiring Fund is newly organized for the purpose of the Reorganization.

During the twelve-month period ended March 31, 2026 the Target Fund paid NTI the following effective management fee (net of waivers):

Fund	Effective Management Fee
Income Equity Fund (Target Fund)	0.31%

The Acquiring Fund has no operational history and therefore no effective annual advisory fees to report.

A discussion of the basis for the Target Fund Board’s approval of the Target Fund’s investment advisory contract is available in the Target Fund’s financial statements and other information filed with the SEC on Form N-CSR (Income Equity Fund) for the applicable fiscal year or period and is available on the Target Fund’s website.

A discussion of the basis for the Acquiring Fund Board’s approval of the Acquiring Fund’s investment advisory agreement will be available in the financial statements and other information filed with the SEC on Form N-CSR for the Acquiring Fund and on the Acquiring Fund’s websites.

Service Providers. The Funds use the service providers as described below:

Distributor: Northern Funds Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group), with principal offices at 190 Middle Street, Suite 301, Portland, Maine 04101, serves as distributor of the Target Fund and the Acquiring Fund, distributing the shares of the Funds on a continuous basis.

Transfer Agent, Custodian, Administrator and Securities Lending Agent:

•

Target Fund: The Northern Trust Company (“TNTC”) is the principal subsidiary of Northern Trust Corporation and serves as the sub-administrator, transfer agent, custodian, and securities lending agent for Fund. TNTC is located at 50 South LaSalle Street, Chicago, Illinois 60603.

•

Acquiring Fund: JPMorgan Chase Bank, N.A. (“JPMorgan”) is the administrator, custodian, transfer agent and securities lending agent for the Fund. JPMorgan is located at 70 Fargo Street, Boston, Massachusetts 02210.

Independent Registered Public Accounting Firm: Deloitte & Touche LLP, located at 111 South Wacker Drive, Chicago, Illinois 60606-4301, serves as the independent registered public accounting firm for the Target Fund and the Acquiring Fund.

Legal Counsel: Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Target Fund, the Acquiring Fund, as well as the Independent Trustees.

For a more detailed description of the Funds’ services providers, see the Funds’ Prospectuses and SAIs.

REASONS FOR THE REORGANIZATION

The Board received presentations from NTI and considered the Reorganization at meetings of the Board held on July 7, 2026 and August 19-20, 2026. At a meeting of the Board of the Trust held on September 24, 2026, NTI recommended to the Board, on behalf of the Target Fund, that they approve the Reorganization. NTI recommended the Reorganization because of certain benefits associated with the ETF structure, which NTI believes will better serve the interests of shareholders. NTI believes that the Reorganization will provide multiple benefits for investors of the Fund. Expenses of the Acquiring Fund are expected to be lower than the net expenses of the Fund. Other benefits of the ETF structure include additional trading flexibility, increased portfolio holdings transparency and potential enhanced tax efficiency.

NTI provided detailed information to the Board about the Reorganization including about: (1) the benefits of an ETF structure and the appeal to investors of offering the investment strategy of the Target Fund as an ETF; (2) the potential for operational efficiency by eliminating certain mutual fund operational expenses; (3) the investment objectives, principal investment strategies, fundamental investment policies and risks of the Funds; (4) current and future estimated fees and expenses of the Funds; (5) the same management team providing services before and after the Reorganization; (6) the rationale for the Reorganization, including contemplated benefits and costs; (7) the cost allocation methodology for the Reorganization; and (8) the potential tax consequences of the Reorganization for the Funds’ shareholders. NTI represented to the Board that it believes the Reorganization is in the best interests of the Target Fund and its shareholders, and that the Reorganization will not result in the dilution of the interests of the shareholders of the Target Fund. The Independent Trustees also met separately with their legal counsel during the meeting.

Based upon their evaluation of the relevant information presented to them, the Board, including all of the Independent Trustees, unanimously determined the Reorganization would be in the best interests of the Target Fund and its shareholders and that the interests of existing shareholders of the Target Fund would not be diluted as a result of effecting the Reorganization. The determination to approve the Reorganization was made separately and on the basis of each Trustee’s business judgment after consideration of all the factors deemed relevant to the Trustee taken as a whole, though individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions.

In approving the Plan and the Reorganization separately, the key factors (whether positive or negative) that the Board considered based upon the information described above are outlined below:

•	The benefits of an ETF structure including lower total fees, increased trading flexibility, liquidity, transparency, lower portfolio transaction costs, and the potential for tax efficiencies.

•

The investment strategy of the Target Fund should be appealing to investors as an ETF due to the benefits of the ETF structure, and NTI believes that converted ETFs have the potential to provide further opportunity for asset growth.

•

The Acquiring Fund and the Target Fund share identical investment objectives, identical principal investment strategies, substantially similar principal risks (except for the risks associated with an ETF’s structure) and identical fundamental investment restrictions.

•	The Acquiring Fund and the Target Fund will have the same portfolio management teams.

•

The Acquiring Fund’s total expense ratio is expected to be lower than the total expense ratio of the Target Fund following the Reorganization after taking into account applicable expense limitation arrangements for the Target Fund.

•

Shareholders of the Target Fund may benefit from greater tax efficiency with the ETF structure, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure.

•	Shareholders of the Target Fund must have a brokerage account or retirement plan that is permitted to hold ETF shares in order to receive shares of the Acquiring Fund.

•	The performance of the Shares Class of the Target Fund for the one-, five- and ten-year periods ended June 30, 2026.

•

NTI represented that the Reorganization will be effected on the basis of the NAV per share of the Target Fund, less cash in lieu of fractional shares, and will not result in the dilution of the interests of shareholders of the Target Fund.

•	NTI will bear all of the expenses relating to the Reorganization.

•	The Reorganization will be effected on a tax-free basis for U.S. federal income tax purposes.

•

The Acquiring Fund does not issue fractional shares and therefore, for all Target Fund shareholders who hold fractional shares, those shares of the Target Fund will be redeemed at NAV immediately prior to the Reorganization and result in a small cash payment, which will be taxable.

•	Target Fund shareholders who are unable or do not wish to become shareholders of the Acquiring Fund will receive cash proceeds in lieu of ETF shares.

The Board also considered potential alternatives to the Reorganization, such as adding an ETF share class to the Target Fund, maintaining the Target Fund as a standalone investment option, reorganizing into other Northern Funds, and the liquidation of the Target Fund. The Board considered the related potential costs and benefits (including, for example, whether the Fund would pay for the cost of liquidation and all shareholders would potentially be subject to increased tax liability).

The Board also considered that it is a condition to the closing of the Reorganization that the Funds receive an opinion of counsel substantially to the effect that the exchange of shares pursuant to the Plan would not result in a taxable gain or loss for U.S. federal income tax purposes for shareholders of the Funds.

INFORMATION ABOUT THE REORGANIZATION AND THE PLAN

This is only a summary of the Plan. For more information on the Plan, you should read the Form of Plan, which is attached as Exhibit A to this Information Statement/Prospectus and is incorporated herein by reference.

How will the Reorganization be carried out?

The Reorganization will take place after the parties to the Plan satisfy various conditions. On the Closing Date (as defined in the Plan), the Target Fund will deliver to the Acquiring Fund all of its Assets, and the Acquiring Fund will assume all obligations and liabilities not discharged by the Target Fund, whether absolute, accrued, contingent or otherwise. In exchange, the Trust, on behalf of the Target Fund, will receive Acquiring Fund shares to be distributed pro rata to the Target Fund’s shareholders (and cash in lieu of any fractional shares). The value of the Target Fund’s assets shall be the value of such assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), less the value of any cash or other assets used to redeem fractional shares, which shall reflect the declaration of any dividends, on the Closing Date, using the valuation procedures set forth in the current prospectus for the Target Fund and the valuation procedures established by the Trust’s board of directors.

After shares of the Acquiring Fund are distributed to the Target Fund’s shareholders, the Target Fund will as promptly as practicable, completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished by the transfer of the Acquiring Fund’s shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders.

Who will pay the expenses of the Reorganization?

The expenses related to the Reorganization, including the costs associated with the delivery of this Information Statement/Prospectus, will be paid by NTI. Brokerage fees and expenses related to the disposition of Target Fund assets to raise cash to pay redemption proceeds to shareholders that are not eligible to hold Shares of the Acquiring Fund are in addition to the estimated expenses related to the Reorganization discussed above and will be paid by the Target Fund. The costs of the Reorganization include, but are not limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Trust is a party (including any penalties payable in connection with such termination), preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the information statement/prospectus contained therein), legal fees and accounting fees.

What are the tax consequences of the Reorganization?

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization, and is based upon the current provisions of the Internal Revenue Code (“Code”), the existing

U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an IRA or qualified retirement plan.

The Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for U.S. federal income tax purposes. As a condition to the consummation of the Reorganization, Stradley Ronon Stevens & Young, LLP will deliver an opinion (“Tax Opinion”) to the Trust on behalf of the Target Fund and the Acquiring Fund to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of the Target Fund and Acquiring Fund) and the existing U.S. federal income tax law, and conditioned on the Reorganization being completed in accordance with the Plan, for U.S. federal income tax purposes:

•

The Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1)(F) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

•	No Fund will recognize any gain or loss as a direct result of the Reorganization;
•

The Target Fund’s shareholders will not recognize any gain or loss on the exchange of their Target Fund shares for the Acquiring Fund shares, except with respect to cash received in lieu of fractional shares, if any;

•

The aggregate tax basis in Acquiring Fund shares that a Target Fund shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Target Fund shares the shareholder holds immediately before the Reorganization (reduced by the amount of any tax basis allocable to a fractional share for which cash is received, if any). The holding period for Acquiring Fund shares that a Target Fund shareholder receives pursuant to the Reorganization will include the holding period for the Target Fund shares the shareholder holds immediately before the Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Reorganization;

•

The Acquiring Fund’s tax basis in each asset the Target Fund transfers to it will be the same as the Target Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Target Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period) immediately after the Reorganization; and

•

The Reorganization will result in the Acquiring Fund succeeding to the Target Fund’s tax attributes enumerated in Section 381(c) of the Code, subject to the applicable conditions and limitations of the Code.

The foregoing bullet points summarize certain representations that are fully set forth in Schedule 8.5 to the Plan, which is included as Exhibit A to the Information Statement/Prospectus.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

The tax year of the Target Fund is expected to continue with the Acquiring Fund, and the capital gains, if any, resulting from portfolio turnover prior to the Reorganization will be carried over to the Acquiring Fund. If a Reorganization were to end the tax year of the Target Fund (which is not the intended or expected plan as of the date of this Information Statement/Prospectus), it would accelerate distributions to shareholders from the Target Fund for its short tax year ending on the Closing Date. Such distributions would be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization. If determined necessary by the Funds, the Target Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.

General Limitation on Losses. Assuming a Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Fund will succeed to the tax attributes of the Target Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Target Fund to offset its future realized capital gains, if any, for U.S. federal income tax purposes. The capital loss carryovers of the Target Fund will be available to offset future gains recognized by the combined Fund. Capital losses of a Fund arising in taxable years beginning after December 22, 2010 may be carried forward indefinitely to offset future capital gains.

If, as is anticipated, at the time of the closing of the Reorganization, the Acquiring Fund has either no assets or de minimis assets incident to its organization, there will be no change of ownership of the Target Fund as a result of the Reorganization. Thus, the Reorganization of the Target Fund into the Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the Target Fund’s capital loss carryovers, if any. However, the capital losses of the Acquiring Fund, as the successor in interest to the Target Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

As of the Target Fund’s fiscal year end of March 31, 2026, it did not have any capital loss carryovers.

The foregoing description of the U.S. federal income tax consequences of the Reorganization applies generally to shareholders who are taxable U.S. persons (i.e., not a tax-exempt investor nor a non-U.S. person) and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

Sale of Target Fund Assets. It is anticipated that a portion of the Target Fund’s portfolio assets will be sold to raise cash to pay redemption proceeds to shareholders that are not eligible to hold shares of the Acquiring Fund. The information below is an estimate for illustrative purposes of the potential tax effects of such sales of the Target Fund’s portfolio assets. The actual tax impact of such sales may be higher or lower and will depend on market conditions and other factors, such as transactions entered into by the Target Fund and shareholder activity prior to the Reorganization Date.

Estimated % of Target Fund Assets to be Sold (as of [September 2026])	Estimated $ Value of Target Fund Assets to be Sold (in millions)	Estimated Transaction Costs	Transaction Cost as % of Target Fund Net Assets	Anticipated Capital Gain/ Loss Distribution per share of Target Fund Net Assets	Estimated Gains/Losses (basis points)	Capital Loss Carry Forwards Utilized
10.2%	$34,163,053	$3,144	0.0%	$0.06	0.3%	N/A

What should I know about shares of the Target Fund and Acquiring Fund?

The Target Fund and Acquiring Fund are both a series of the Trust, an open-end, registered management investment company. The Target Fund offers Shares Class shares. The Acquiring Fund offers a single class of shares of beneficial interest. Target Fund shareholders will receive shares at NAV of the Acquiring Fund. The rights of the shareholders of the Acquiring Fund and the Target Fund under the Trust’s Agreement and Declaration of Trust and By-laws are identical as both the Target Fund and the Acquired Fund are governed by the same Agreement and Declaration of Trust and By-laws.

Acquiring Fund shares will be distributed to shareholders of the Target Fund in accordance with the procedures described above. Cash will be delivered to Target Fund shareholders in lieu of fractional shares of the Target Fund. When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights. The Acquiring Fund shares will be credited to the Target Fund shareholder’s brokerage account and the shares of the Target Fund will be cancelled. If a shareholder does not have a brokerage account or retirement plan that can accommodate shares of an ETF at the time of the Reorganization of the Target Fund, the shareholder’s investment will be liquidated and will instead receive cash equal in value to the NAV at the time of the Reorganization. The conversion of Acquiring Fund shares to cash may be subject to fees and expenses that are charged by a financial intermediary and will be a taxable event.

Like the Target Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders. The Acquiring Fund may hold special meetings for any purpose or purposes. Special meetings of shareholders may be called by the Trustees upon the written request of the Shareholders owning at least a majority of outstanding shares.

Capital Structure. The Trust currently has authorized, and allocated to each Fund, an unlimited number of shares of beneficial interest. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and non-assessable. Shareholders do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of the Fund.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?

The following table sets forth the unaudited capitalization of the Target Fund and the Acquiring Fund as of August 31, 2026 and the unaudited pro forma combined capitalization of the Acquiring Fund as adjusted to give effect to the proposed Reorganization. The following are examples of the number of shares of the Acquiring Fund that would have been exchanged for the shares of the Target Fund if the Reorganization had been consummated, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization, as described, occurs. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization or cash paid in lieu of fractional Acquiring Fund shares.

	Target Fund Shares Class	Acquiring Fund[1] (unaudited)	Pro Forma Adjustments to Capitalization (unaudited)	Acquiring Fund after Reorganization[2,3] (estimated) (unaudited)
Net Assets	$341,851,183	N/A	N/A	$341,851,183
Shares outstanding	16,202,281	N/A	N/A	16,202,281
Net asset value per share^	$20.99	N/A	N/A	$20.99

1 The Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

2 Holders of Shares Class of the Target Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization. The Acquiring Fund does not offer multiple share classes.

3 Since shares of the Acquiring Fund are not issued in fractional shares and, as a result, cash will be paid to shareholders in connection with the Reorganization in lieu of fractional shares, the NAV of the Acquiring Fund upon consummation of the Reorganization may be less than that of the Target Fund.

^ Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Do the Trustees and Officers own shares of the Funds?

As of the date hereof, the Acquiring Fund was not operational and, therefore, had no shareholders. As of August 31, 2026, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of the Target Fund.

Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?

As of August 31, 2026, NTI believes the following shareholders held of record 5% or more of the outstanding shares of each class of the Target Fund. NTI does not have knowledge of beneficial owners. As of the date of this Information Statement/Prospectus, the Acquiring Fund was not operational and, therefore, had no shareholders.

Fund Name	Name and Address of Account	Percentage
Income Equity Fund—Shares Class	Charles Schwab and Co. Inc.* 101 Montgomery Street San Francisco, CA 94104	31.75%
	National Financial Services LLC* 499 Washington Blvd, 5th Floor Jersey City, NJ 07310	28.69%

*Record owner with respect to multiple accounts.

MORE INFORMATION ABOUT THE FUNDS

Additional Information.

More information about the Target Fund and the Acquiring Fund is included in the following documents. The prospectuses for the Acquiring Fund and Target Fund are incorporated herein by reference and considered a part of this Information Statement/Prospectus, along with the SAI (relating to this Information Statement/Prospectus), each of which have been filed with the SEC.

Target Fund:

Prospectus dated July 31, 2026

Supplement dated September 25, 2026

Shareholder reports and annual and semi-annual financial statements and other information filed with the SEC on Form N-CSR:

Annual: dated March 31, 2026

Acquiring Fund:

Prospectus dated October 7, 2026

Because the Acquiring Fund was newly created for the purposes of the Reorganization, the Acquiring Fund has not published financial statements. The Acquiring Fund is a newly created shell series of the Acquiring Trust with no assets or liabilities that will commence operations upon consummation of the Reorganization and continue the operations of the Target Fund. The Target Fund shall be the accounting and performance survivor in its Reorganization, and the Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Target Fund.

You may request free copies of the Funds’ Statements of Additional Information (including any supplements) and Prospectuses, and, with respect to the Target Fund, its annual reports, semi-annual shareholder reports, and financial statements and other information, which are filed with the SEC on Form N-CSR, through our website at https://etfs.ntam.northerntrust.com/us/en/individual/funds; by writing or calling your financial advisor or by calling toll-free at 1-855-353-9383. Because the Acquiring Fund has not yet commenced operations, it has not yet issued any annual or semi-annual shareholder reports or financial statements and other information filed on Form N-CSR. Once available, these materials may be requested through the methods described above.

This Information Statement/Prospectus, which constitutes part of the Registration Statement on Form N-14 filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Acquiring Fund’s and the Target Fund’s Registration Statements on Form N-1A.

All available materials have been filed with the SEC. Reference is hereby made to the Registration Statements and to the exhibits and amendments thereto for further information with respect to the Funds and the shares they offer. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC. Because the Acquiring Fund has not yet commenced operations, no shareholder reports or financial statements and other information filed on Form N-CSR is available for the Acquiring Fund.

Each Fund also files proxy materials, proxy and information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials are available on the SEC’s website at www.SEC.gov.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this 24th day of September, 2026 by and among: (i) Income Equity Fund (“Target Fund”), a series of Northern Funds, a Delaware Statutory Trust (the “Trust”); (ii) Northern Trust Equity Income ETF (“Acquiring Fund”), a series of the Trust; and (iii) Northern Trust Investments, Inc. (“NTI”), with respect to Section 9.2 only.

WHEREAS, the parties hereto intend for the Acquiring Fund and the Target Fund to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets (less the Excluded Amount) and Liabilities of the Target Fund in exchange for shares of the Acquiring Fund of equal value to the Net Assets (less the Excluded Amount) being acquired from the Target Fund, and (ii) the Target Fund, in connection with the liquidation of the Target Fund, will (a) distribute such shares of the Acquiring Fund to shareholders of record of the Target Fund who hold Target Fund shares through a brokerage account that can accept Acquiring Fund shares (such shareholders, the “Target Fund Shareholders”, (b) distribute cash to Target Fund Shareholders in lieu of fractional Acquiring Fund shares, and (c) distribute to shareholders of the Target Fund who do not hold Target Fund shares through a brokerage account or individual retirement account (“IRA”) that can accept Acquiring Fund shares (the “Cash-Out Shareholders”), cash equal to the net asset value of their Target Fund shares, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”). The Acquiring Fund is, and will be immediately prior to Closing, a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the Assets and Liabilities of the Target Fund;

WHEREAS, The Trust is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to the Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATION

1.1. Provided that all conditions precedent to the Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Trust agrees to take the following steps with respect to the Reorganization:

(a)  The Target Fund shall transfer to the Acquiring Fund all of its Assets (as defined in Section 1.1(b)), less the value of (i) cash in lieu of fractional Acquiring Fund shares, and (ii) cash to be distributed to the Cash-Out Shareholders (the sum of the values in (i) and (ii) of this paragraph 1.1(a) to be referred to as the “Excluded Amount”), and the Acquiring Fund in exchange therefor shall assume all of the Liabilities of the Target Fund (as defined in Section 1.1(c)), and deliver to the Target Fund the number of Acquiring Fund shares having an aggregate net asset value equal to the value of the Net Assets (as defined in Section 1.1(c)), less the Excluded Amount, attributable to the Target Fund shares outstanding on such date.

(b)  The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all property, goodwill, and assets of every description and all interests, rights, privileges and powers of the Target Fund that are shown as an asset on the books and records of the Target Fund as of the Closing Time, less the Excluded Amount. The Assets of the Target Fund, less the Excluded Amount, shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof.

(c)  The Acquiring Fund shall assume and pay when due all obligations and liabilities of the Target Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Fund. The Target Fund will use its reasonable best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent permissible and consistent with its own investment objectives and policies. The Assets minus the Liabilities of the Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)  As soon as is reasonably practicable after the Closing, the Target Fund will: (i) distribute to the Target Fund Shareholders the shares of the Acquiring Fund received by the Target Fund pursuant to Section 1.1(a) on a pro rata basis, (ii) distribute cash to Target Fund Shareholders in lieu of fractional Acquiring Fund shares, (iii) distribute cash to Cash-Out Shareholders equal in value to the net asset value of their Target Fund shares; and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders will be accomplished by the transfer of the Acquiring Fund’s shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange. For the avoidance of doubt: (1) a Cash-Out Shareholder (i.e., a shareholder of the Target Fund who does not hold their Target Fund shares in a brokerage account or IRA that can accept the Acquiring Fund shares being distributed) shall not receive a distribution of such Acquiring Fund shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Target Fund shares.

(e)  Ownership of the Acquiring Fund’s shares will be shown on its books, as such books are maintained by the Acquiring Fund’s transfer agent.

(f)  Beginning at least fifteen (15) business days prior to the Valuation Date, the Target Fund will provide the Acquiring Fund with a daily schedule of the Assets then held by the Target Fund. At least ten (10) business days prior to the Valuation Date, NTI, the investment adviser to the Trust, on behalf of the Acquiring Fund, will advise the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund would not be permitted to hold (i) under its investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets (less the Excluded Amount) to the Acquiring Fund. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of NTI as the investment adviser responsible for the portfolio management of the Target Fund, dispose of such investments prior to the Valuation Date. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to dispose of any Assets if, in the reasonable judgment of the Trust’s board of trustees or NTI as the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g)  Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(h)  Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to the Reorganization:

(a)  The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date, (the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Trust’s board of trustees. On the Valuation Date, the Target Fund shall record the value of the Assets (less the Excluded Amount), as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern Time) on the Valuation Date, or as soon as practicable thereafter.

(b)  The aggregate net asset value of the Acquiring Fund’s shares to be credited to the Target Fund Shareholders shall be equal to the value of the Net Assets (less the Excluded Amount) of the Target Fund on the Valuation Date.

(c)  The number of Acquiring Fund shares issued in exchange for the Target Fund’s Net Assets (less the Excluded Amount) shall equal the number of shares of the Target Fund outstanding as of the Valuation Date (less the number of Target Fund shares attributable to the Excluded Amount). All Acquiring Fund shares delivered to the Target Fund will be delivered at the net asset value of the Acquiring Fund shares without the imposition of a sales load, commission, transaction fee or other similar fee. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares.

(d)  All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Acquiring Fund or its recordkeeping agent, by the independent registered public accountant of the Acquiring Fund.

3.	CLOSING AND CLOSING DATE

3.1. The Reorganization shall close on January 22, 2027, or such other date as the parties may agree with respect to the Reorganization (the “Closing Date”), or as may be modified from time to time by the Board of Trustees or the officers of the Trust. All acts taking place at the closing of the Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern Time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of the Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree. The Target Fund shall notify the Acquiring Fund of any portfolio security held by the Target Fund other than in book-entry form at least five (5) business days prior to the Closing Date.

3.2. With respect to the Reorganization:

(a)  The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940 (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian. Such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Target Fund as of the Closing Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as specified by the Acquiring Fund’s custodian so as to constitute good delivery thereof. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b)  The Trust shall direct the Target Custodian for the Target Fund to deliver, at the Closing or soon as practicable thereafter, a certificate of an authorized officer stating that except as permitted by Section 3.2(a), the Assets (less the Excluded Amount) have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date. At the Closing, or as soon as practicable thereafter, the Trust will cause the custodian for the Acquiring Fund to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other assets as of the final settlement date for such transfers.

(c)  At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d)  The Trust shall direct the transfer agent for the Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Trust a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Trust that such Acquiring Fund’s shares have been credited to the

Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)  In the event that on the Valuation Date or the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Trust or its authorized officers, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. The Trust, on behalf of itself or, where applicable, the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a)  The Trust is a statutory trust organized under the laws of the State of Delaware “(Delaware Statutory Trust”), validly existing and in good standing and with power under the Trust’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Trust;

(b)  The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933 (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c)  No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Trust of the transaction contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), and the Hart-Scott-Rodino Antitrust

Improvements Act of 1976 (the “Hart-Scott-Rodino Act”), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transaction contemplated by this Agreement;

(d)  The prospectus and statement of additional information and current shareholder report of the Target Fund, and each prospectus and statement of additional information and shareholder report of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of the FINRA;

(f)  Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets (less the Excluded Amount) free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets (less the Excluded Amount), the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the

Acquiring Fund will, as applicable, acquire assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g)  Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Trust is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or the Trust is a party or by which it is bound;

(h)  Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i)  Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transaction contemplated by this Agreement. The Target Fund and the Trust, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Trust nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transaction herein contemplated. Neither the Trust nor the Target Fund is in violation of, or has violated, nor, to the knowledge of the Trust, is under investigation with respect to or has been threatened to be charged with or given notice of any violation of, any applicable law or regulation. The Target Fund (i) does not have outstanding any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person; (ii) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (iii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target

Fund; (iv) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (v) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for taxes not yet due and payable; and (vi) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j)  The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k)  Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, Assets, Liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by Target Fund Shareholders or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l)  On the Closing Date, all material Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its Assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. The Target

Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m)  The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (the “Service”) or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code as of the last taxable year quarter end of the Target Fund closing on or before the Closing Date. The Target Fund has not had at any time since its inception (and will not have as of the Closing Date) any material tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund;

(n)  The Target Fund has not changed its taxable year end within the most recent 48-month period ending on the last day of the month immediately preceding the Closing Date of the Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o)  The Target Fund has not undergone, has not agreed to undergo, nor is required to undergo (nor will it be required as a result of the transaction contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund (including the Acquiring Fund as its successor) will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date; (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p)  The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(q)  The Target Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary tax returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(r)  All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, validly issued, fully paid and non-assessable by the Trust, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state, District of Columbia and Puerto Rico securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(s)  The Trust, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transaction contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the trustees of the Trust and, subject to the approval of the shareholders of the Target Fund (if required, and then only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t)  The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transaction contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u)  As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement (or, if applicable, information to be provided in lieu of such meeting if not required) and the transaction contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund (if applicable), and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(v)  The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w)  The Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund;

(x)  The Trust has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(y)  The Trust and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Trust, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(z)  The Trust is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(aa)  The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a)  The Trust is a Delaware Statutory Trust organized, validly existing, and in good standing under the laws of the State of Delaware, with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder. The Acquiring Fund is a duly established and designated separate series of the Trust;

(b)  The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c)  No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transaction contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), and the Hart-Scott-Rodino Act, each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transaction contemplated by this Agreement;

(d)  The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e)  The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Trust is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Trust is a party or by which it is bound;

(f)  Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transaction contemplated by this Agreement. The Acquiring Fund and the Trust, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transaction herein contemplated;

(g)  The Acquiring Fund has not yet commenced operations. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Trust created within the last twelve (12) months, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets (less the Excluded Amount) and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to NTI or its affiliate to secure any required initial shareholder approvals;

(h)  On the Closing Date, all material Tax Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;

(i)  The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (or will be as of the Closing Date) a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (iii) has not filed any income tax return, and intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, holds and has held no property other than de minimis assets related to its formation or maintenance of its legal status and has and has had no tax attributes other than attributes related to such de minimis assets, and (iv) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j)  The Trust, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transaction contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Trust, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund (if applicable) and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k)  The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets (less the Excluded Amount) in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Trust;

(l)  The Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund;

(m)  The Trust and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(n)  The Trust is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o)  The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by NTI or its affiliates; and

(p)  As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund (if applicable), and the Closing Date, the information provided by the Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3. With respect to the Reorganization, the Trust, on behalf of the Target Fund and on behalf of the Acquiring Fund, represents and warrants as follows:

(a)  The fair market value of the Acquiring Fund’s shares that a Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b)  The fair market value of the Assets (less the Excluded Amount) will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which such Assets are subject;

(c)  No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d)  Immediately following consummation of the Reorganization, other than shares of an Acquiring Fund issued to NTI or its affiliate representing de minimis assets related to the Acquiring Fund’s formation or maintenance of its legal status, (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same Assets (less the Excluded Amount) and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than regular, normal dividends) the Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1. With respect to the Reorganization:

(a)  The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing

Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material Assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b)  The parties hereto shall cooperate in preparing, and the Trust shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include an information statement with respect to notification of the Reorganization to the shareholders of the Target Fund (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its shareholders of record entitled to receipt of the information statement, in sufficient time to comply with requirements of the 1934 Act, the prospectus/information statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(c)  The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d)  The Trust will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Trust.

(e)  The Trust will provide the Acquiring Fund with (i) a statement of the tax basis and holding period as of the most recent Tax year end of the Target Fund of all investments to be transferred by the Target Fund to the Acquiring Fund, (ii) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each Target Fund Shareholder of record, the number of shares of beneficial interest held by each Target Fund Shareholder, the backup withholding and nonresident alien withholding certifications, and notices or records on file with the Target Fund with respect to each Target Fund Shareholder, for all of the Target Fund Shareholders of record as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the Reorganization (the “Target Fund Shareholder Documentation”), certified by the Target Transfer Agent or its President or Vice-President to the best of their knowledge and belief, (iii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”), and (iv) the Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending after the Closing Date. The information shall be provided at or prior to the Closing.

(f)  The Target Fund will prepare and deliver to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the Assets and the Liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Valuation Date, certified by the Treasurer of the Trust.

(g)  Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by this Agreement.

(h)  As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of (i) whole shares of the Acquiring Fund received at the Closing to the Target Fund Shareholders, (ii) cash in lieu of fractional Acquiring Fund shares to the Target Fund Shareholders, and (iii) to Cash-Out Shareholders, a distribution of cash equal to the net asset value of their Target Fund shares in lieu of a distribution of Acquiring Fund shares, all as set forth in Section 1.1(d) hereof.

(i)  The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transaction contemplated by this Agreement.

(j)  The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets (less the Excluded Amount) and otherwise to carry out the intent and purpose of this Agreement.

(k)  The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(l)  The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(m)  A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code, will be provided by the Trust on behalf of the Target Fund to the Acquiring Fund within sixty (60) days after the Closing Date.

(n)  It is the intention of the parties that the Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(o)  At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of: (i) the federal, state and local income Tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (ii) any of the following that have been issued to or for the benefit of the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign Tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to the Reorganization, the obligations of the Trust, on behalf of the Target Fund, to consummate the transaction provided for herein shall be subject to the performance, or to the extent legally permissible, the Trust’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)  All representations and warranties of the Acquiring Fund and the Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transaction contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)  The Trust shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transaction contemplated by this Agreement;

(c)  The Trust and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust and the Acquiring Fund, on or before the Closing Time;

(d)  The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.1(c) hereto;

(e)  As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f)  The Trust shall have received from the Target Transfer Agent a certificate stating that it has received from the Trust the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g)  The Trust shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Trust (which may rely on certificates of officers or trustees of the Trust), dated as of the Closing Date, covering the following points:

(i)  The Trust is a Delaware Statutory Trust organized, validly existing and in good standing under the laws of the State of Delaware, and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii)  The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii)  The Agreement has been duly authorized by the Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the

Agreement by the Trust, the Target Fund, and NTI, is a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv)  The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets (less the Excluded Amount) will be fully paid and non-assessable by the Trust and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v)  The execution and delivery of the Agreement did not, and the consummation of the transaction contemplated hereby will not, result in a violation of the Trust’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to the Reorganization, the obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transaction provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)  All representations and warranties of the Trust and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transaction contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)  The Trust, on behalf of the Target Fund, shall have delivered to the Trust (i) a statement of the Target Fund’s Assets and Liabilities, as of the Valuation Date, certified by the Treasurer of the Trust, (ii) the Target Fund Shareholder Documentation, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, (iv) the ASC 740-10 Workpapers, and (v) a statement of any capital loss carryovers as of the most recent Tax year end of the Target Fund along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code. The information shall be provided on the Closing Date;

(c)  The Trust shall have delivered to the Acquiring Fund, as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(d)  The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Trust’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(e) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Trust’s President or the Trust’s Vice President, as applicable;

(e)  The Trust and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust and the Target Fund, on or before the Closing Time;

(f)  The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.1(c) hereto;

(g)  The Trust shall have duly executed and delivered to the Acquiring Fund, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Target Custodian and instructions to the Acquiring Fund’s transfer agent as the Trust may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the Assets (less the Excluded Amount) of the Target Fund. In each case, the Assets (less the Excluded Amount) of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(h)  The Trust shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets (less the Excluded Amount) of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the custodian for the Acquiring Fund stating that the Assets (less the Excluded Amount) of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Valuation Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(i)  As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(j)  The Trust shall have received on the Closing Date an opinion of counsel of Stradley Ronon, counsel to the Target Fund (which may rely on certificates of officers or trustees of the Trust), dated as of the Closing Date, covering the following points:

(i)  The Trust is a Delaware Statutory Trust, organized, validly existing and in good standing under the laws of the State of Delaware, and has the power under its Governing Documents to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii)  The Trust is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii)  The Agreement has been duly authorized by the Trust on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Trust and the Acquiring Fund, is a valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable against the Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv)  The execution and delivery of the Agreement did not, and the consummation of the transaction contemplated hereby will not, result in a violation of, as appropriate, the Trust’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Trust shall, at its option, not be required to consummate the transaction contemplated by this Agreement:

8.1. The Agreement and transaction contemplated herein shall have been approved by the board of trustees of the Trust on behalf of the Target Fund and the Acquiring Fund, and the Trust shall have delivered to the Target Fund and the Acquiring Fund a copy of the resolutions approving this Agreement and the transaction contemplated in connection herewith adopted by the board of trustees of the Trust, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5. The Trust shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Trust, as to the matters set forth on Schedule 8.5. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Trust and others, and the officers of the Trust shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.5 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transaction provided for herein.

9.2. NTI will bear all of the expenses (other than portfolio transaction expenses) relating to the Reorganization, including Reorganization Expenses, whether or not the Reorganization is consummated. The costs of the Reorganization shall include, but not be limited to: (i) costs associated with obtaining any necessary order of exemption from the 1940

Act, if any; (ii) terminating any existing agreements or contracts to which the Trust is a party (including any penalties payable in connection with such termination); (iii) preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the information statement/prospectus contained therein); (iv) legal fees; and (v) accounting fees.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to the Reorganization, prior to the Closing and for a reasonable time thereafter, the Trust will cause the Target Fund and the Acquiring Fund to provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Fund shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1. The Trust, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Fund and each of the Trust’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Fund or any of the Trust’s trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Trust, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

11.2. The Trust, out of the assets of the Target Fund, agrees to indemnify and hold harmless the applicable Acquiring Fund and the Trust’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Fund or any of the Trust’s trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1. Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transaction contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

This Agreement may be terminated and the transaction contemplated hereby may be abandoned with respect to the Reorganization at any time prior to the Closing Date by: (i) resolution of the board of trustees of the Trust; (ii) mutual agreement of the parties; (iii) the Trust, if the Closing shall not have occurred on or before December 31, 2027, unless such date is extended by mutual agreement of the Acquiring Fund and the Target Fund; or (iv) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or the Trust’s trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented by resolution of the board of trustees of the Trust or in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following dissemination of the information statement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued, or the cash to be distributed, to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

Northern Funds

Attention: Craig R. Carberry

Chief Legal Officer

50 South La Salle Street, M-9

Chicago, Illinois 60603 USA

16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

16.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the Target Fund or the Acquiring Fund as provided in the Governing Documents of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

17.	PUBLICITY/CONFIDENTIALITY

The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transaction contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund, the Target Fund and NTI (with respect to Section 9.2 only).

Northern Funds, on behalf of Income Equity Fund		Northern Funds, on behalf of Northern Trust Equity Income ETF

By:		By:
	Name: Kevin P. O’Rourke		Name: Kevin P. O’Rourke
	Title: President		Title: President

Northern Trust Investments, Inc. (with respect to Section 9.2 only)

By:
Name: Randal E. Rein
Title: Senior Vice President

Schedule 8.5

Tax Opinions

With respect to the Reorganization:

(i)  The acquisition by the Acquiring Fund of all of the Assets (less the Excluded Amount) of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares and the Excluded Amount, as the case may be, in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)  No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets (less the Excluded Amount) to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for voting shares of the Acquiring Fund pursuant to Section 361(a) and Section 357(a) of the Code.

(iii)  No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets (less the Excluded Amount) of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv)  No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v)  The tax basis of the Assets (less the Excluded Amount) of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets (less the Excluded Amount) in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi)  The holding periods of the Assets (less the Excluded Amount) of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii)  No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code, except with respect to cash received by shareholders of the Target Fund in lieu of fractional Acquiring Fund shares.

(viii)  The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)  The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x)  For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

Part B

STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 4, 2026

Registration Statement on Form N-14 Filed by:

NORTHERN FUNDS

50 South LaSalle Street

Chicago, Illinois 60675-5986

(800) 595-9111

Acquisition of the Assets of:

INCOME EQUITY FUND

Shares Class (NOIEX)

(a series of Northern Funds)

By and in exchange for shares of:

NORTHERN TRUST EQUITY INCOME ETF

Cboe BZX Exchange, Inc. (QDFI)

(a series of Northern Funds)

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated November 4, 2026 (the “Information Statement/Prospectus”) relating to the proposed reorganization (the “Reorganization”) of the Income Equity Fund (the “Target Fund”) into a newly created exchange-traded fund, the Northern Trust Equity Income ETF (the “Acquiring Fund”). The Target Fund and Acquiring Fund are series of Northern Funds (the “Trust”).

Copies of the Information Statement/Prospectus may be obtained at no charge by writing to Northern Funds, P.O. Box 75986, Chicago, IL 60675-5986 or by calling 1-855-353-9383 or by sending an email request to: NorthernTrustETF@acaglobal.com. You can also access this information at: https://etfs.ntam.northerntrust.com/us/en/individual/funds.

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Page
General Information	3
Incorporation by Reference	3

2

General Information

This SAI relates to the acquisition of the assets and liabilities of the Target Fund listed below by the Acquiring Fund, listed below. The Target Fund and the Acquiring Fund are each a series of the Trust. Further information is included in the Information Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Target Fund	Acquiring Fund
Income Equity Fund	Northern Trust Equity Income ETF

Supplemental Financial Information

The Target Fund shall be the accounting and performance survivor of the Reorganization. Additionally, there are no material differences in accounting policies of the Target Fund as compared to those of the Acquiring Fund.

A table showing the fees and expenses of the Acquiring Fund and Target Fund and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization is included in the section titled “INFORMATION ABOUT THE FUND- What are the Fees and Expenses of each Fund and what are the fees and expenses after the Reorganization” of the Information Statement/Prospectus.

Because the Acquiring Fund has the same principal investment strategies as the Target Fund, the Reorganization is not expected to result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. Accordingly, a schedule of investments of the Target Fund modified to reflect such change is not included. In addition, at this time, the portfolio managers do not anticipate any changes to the investment portfolio as a result of the Reorganization, and if any do occur, it is expected they will be de minimis.

Incorporation of Documents by Reference into the Statement of Additional Information

Because the Acquiring Fund was newly-created for purposes of this transaction, the Acquiring Fund has not published an annual or semi-annual report to shareholders. This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated July 31, 2026, for the Income Equity Fund of Northern Funds (filed via EDGAR on July 29, 2026, Accession No. 0001193125-26-324190).

2.	Supplement to the Statement of Additional Information dated September 25, 2026 for the Income Equity Fund of Northern Funds (filed via EDGAR on September 25, 2026, Accession No. 0001193125-26-402596).

3.

The audited financial statements and related report of the independent registered public accounting firm included in the Form N-CSR of the Income Equity Fund for the fiscal year ended March 31, 2026 (filed via EDGAR on June 5, 2026, Accession No. 0002066578-26-001998).

4.

Statement of Additional Information dated October 7, 2026, for Northern Funds with respect to the Northern Trust Equity Income ETF (filed via EDGAR on October 7, 2026, Accession No. 0001193125-26-417037).

3

PART C: OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust dated February 7, 2000, as amended, provides for indemnification of the Registrant’s officers and Trustees under certain circumstances.

Section 11 of the Registrant’s Management Agreement between the Registrant and Northern Trust Investments, Inc., the investment adviser for each series of the Registrant (the “Investment Adviser” or “NTI”), dated June 30, 2014, Section 10 of the Registrant’s Management Agreement between Registrant and NTI (on behalf of the Multi-Manager Funds), dated June 30, 2014, and Section 7 of the Registrant’s Management Agreement between the Registrant and NTI (on behalf of the ETF series of the Registrant), dated June 6, 2025, provide for indemnification of the Investment Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities relating to advisory and/or administration services to which the Investment Adviser may be subject.

Section 3 of the Distribution Agreement dated May 31, 2017 between the Registrant and Northern Funds Distributors, LLC (“NFD”) and Section 6 of the ETF Distribution Agreement dated July 29, 2025 between the Registrant and NFD (together, the “Distribution Agreements”) provide that the Registrant will indemnify NFD against certain liabilities relating to untrue statements, or alleged untrue statements, or omissions of material fact except those resulting from the reliance on information furnished to the Registrant by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality. Section 3 of the Distribution Agreement and Section 6 of the ETF Distribution Agreement also provide that NFD will indemnify the Trustees and officers of the Registrant against certain liabilities relating to untrue statements or omissions of material fact resulting from the reliance on information furnished to the Registrant by NFD, and those liabilities resulting from NFD’s willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under the Distribution Agreements, or NFD’s breach of its confidentiality obligations under the Distribution Agreements.

A fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 16.  EXHIBITS

The following exhibits are incorporated herein by reference to:

(1)	(a)	Agreement and Declaration of Trust dated February 7, 2000 is incorporated by reference to Exhibit (a)(19) to Post-Effective Amendment Nos. 30 and 31 filed on May 15, 2000.

	(b)	Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 34 filed on August 1, 2000.

	(c)	Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 34 filed on August 1, 2000.

	(d)	Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 35 filed on March 9, 2001.

	(e)	Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 35 filed on March 9, 2001.

(f)	Amendment No. 5 to the Agreement and Declaration of Trust dated July 29, 2003 is incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 39 filed on July 29, 2003.

(g)	Amendment No. 6 to the Agreement and Declaration of Trust dated October 26, 2004 is incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 41 filed on December 1, 2004.

(h)	Amendment No. 7 to the Agreement and Declaration of Trust dated February 11, 2005 is incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 42 filed on May 25, 2005.

(i)	Amendment No. 8 to the Agreement and Declaration of Trust dated May 6, 2005 is incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 42 filed on May 25, 2005.

(j)	Amendment No. 9 to the Agreement and Declaration of Trust dated November 4, 2005 is incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 45 filed on December 16, 2005.

(k)	Amendment No. 10 to the Agreement and Declaration of Trust dated February 16, 2006 is incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 46 filed on March 27, 2006.

(l)	Amendment No. 11 to the Agreement and Declaration of Trust dated May 5, 2006 is incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 49 filed on June 22, 2006.

(m)	Amendment No. 12 to the Agreement and Declaration of Trust dated May 4, 2006 is incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 49 filed on June 22, 2006.

(n)	Amendment No. 13 to the Agreement and Declaration of Trust dated May 5, 2006 is incorporated by reference to Exhibit (a)(14) to Post-Effective Amendment No. 49 filed on June 22, 2006.

(o)	Amendment No. 14 to the Agreement and Declaration of Trust dated June 20, 2006 is incorporated by reference to Exhibit (a)(15) to Post-Effective Amendment No. 50 filed on July 28, 2006.

(p)	Amendment No. 15 to the Agreement and Declaration of Trust dated February 16, 2007 is incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 53 filed on May 30, 2007.

(q)	Amendment No. 16 to the Agreement and Declaration of Trust dated February 15, 2007 is incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 53 filed on May 30, 2007.

(r)	Amendment No. 17 to the Agreement and Declaration of Trust dated August 3, 2007 is incorporated by reference to Exhibit (a)(18) to Post-Effective Amendment No. 57 filed on August 13, 2007.

(s)	Amendment No. 18 to the Agreement and Declaration of Trust dated August 3, 2007 is incorporated by reference to Exhibit (a)(19) to Post-Effective Amendment No. 57 filed on August 13, 2007.

(t)	Amendment No. 19 to the Agreement and Declaration of Trust dated November 2, 2007 is incorporated by reference to Exhibit (a)(20) to Post-Effective Amendment No. 60 filed on July 29, 2008.

(u)	Amendment No. 20 to the Agreement and Declaration of Trust dated August 8, 2008 is incorporated by reference to Exhibit (a)(21) to Post-Effective Amendment No. 63 filed on November 17, 2008.

(v)	Amendment No. 21 to the Agreement and Declaration of Trust dated November 7, 2008 is incorporated by reference to Exhibit (a)(22) to Post-Effective Amendment No. 63 filed on November 17, 2008.

(w)	Amendment No. 22 to the Agreement and Declaration of Trust dated May 8, 2009 is incorporated by reference to Exhibit (a)(23) to Post-Effective Amendment No. 65 filed on June 22, 2009.

(x)	Amendment No. 23 to the Agreement and Declaration of Trust dated August 28, 2009 is incorporated by reference to Exhibit (a)(24) to Post-Effective Amendment No. 68 filed on September 8, 2009.

(y)	Amendment No. 24 to the Agreement and Declaration of Trust dated December 14, 2009 is incorporated by reference to Exhibit (a)(25) to Post-Effective Amendment No. 71 filed on May 28, 2010.

(z)	Amendment No. 25 to the Agreement and Declaration of Trust effective May 14, 2010 is incorporated by reference to Exhibit (a)(26) to Post-Effective Amendment No. 74 filed on July 29, 2010.

(aa)	Amendment No. 26 to the Agreement and Declaration of Trust effective July 31, 2010 is incorporated by reference to Exhibit (a)(27) to Post-Effective Amendment No. 74 filed on July 29, 2010.

(bb)	Amendment No. 27 to the Agreement and Declaration of Trust effective August 11, 2010 is incorporated by reference to Exhibit (a)(28) to Post-Effective Amendment No. 76 filed on May 16, 2011.

(cc)	Amendment No. 28 to the Agreement and Declaration of Trust effective February 18, 2011 is incorporated by reference to Exhibit (a)(29) to Post-Effective Amendment No. 76 filed on May 16, 2011.

(dd)	Amendment No. 29 to the Agreement and Declaration of Trust effective May 18, 2012 is incorporated by reference to Exhibit (a)(30) to Post-Effective Amendment No. 86 filed on July 23, 2012.

(ee)	Amendment No. 30 to the Agreement and Declaration of Trust effective August 9, 2012 is incorporated by reference to Exhibit (a)(31) to Post-Effective Amendment No. 91 filed on August 17, 2012.

(ff)	Amendment No. 31 to the Agreement and Declaration of Trust effective November 9, 2012 is incorporated by reference to Exhibit (a)(32) to Post-Effective Amendment No. 93 filed on December 7, 2012.

(gg)	Amendment No. 32 to the Agreement and Declaration of Trust effective February 15, 2013 is incorporated by reference to Exhibit (a)(33) to Post-Effective Amendment No. 95 filed on March 22, 2013.

(hh)	Amendment No. 33 to the Agreement and Declaration of Trust effective August 22, 2013 is incorporated by reference to Exhibit (a)(34) to Post-Effective Amendment No. 102 filed on October 15, 2013.

(ii)	Amendment No. 34 to the Agreement and Declaration of Trust effective August 22, 2013 is incorporated by reference to Exhibit (a)(35) to Post-Effective Amendment No. 104 filed on July 24, 2014.

(jj)	Amendment No. 35 to the Agreement and Declaration of Trust effective February 14, 2014 is incorporated by reference to Exhibit (a)(36) to Post-Effective Amendment No. 104 filed on July 24, 2014.

(kk)	Amendment No. 36 to the Agreement and Declaration of Trust effective December 5, 2014 is incorporated by reference to Exhibit (a)(37) to Post-Effective Amendment No. 108 filed on July 24, 2015.

(ll)	Amendment No. 37 to the Agreement and Declaration of Trust effective August 21, 2015 is incorporated by reference to Exhibit (a)(38) to Post-Effective Amendment No. 112 filed on March 10, 2016.

(mm)	Amendment No. 38 to the Agreement and Declaration of Trust effective March 9, 2016 is incorporated by reference to Exhibit (a)(39) to Post-Effective Amendment No. 112 filed on March 10, 2016.

(nn)	Amendment No. 39 to the Agreement and Declaration of Trust effective May 19, 2016 is incorporated by reference to Exhibit (a)(40) to Post-Effective Amendment No. 114 filed on July 28, 2016.

(oo)	Amendment No. 40 to the Agreement and Declaration of Trust effective June 17, 2016 is incorporated by reference to Exhibit (a)(41) to Post-Effective Amendment No. 114 filed on July 28, 2016.

(pp)	Amendment No. 41 to the Agreement and Declaration of Trust effective July 22, 2016 is incorporated by reference to Exhibit (a)(42) to Post-Effective Amendment No. 114 filed on July 28, 2016.

(qq)	Amendment No. 42 to the Agreement and Declaration of Trust dated August 25, 2016 is incorporated by reference to Exhibit (a)(43) to Post-Effective Amendment No. 117 filed on September 28, 2016.

(rr)	Amendment No. 43 to the Agreement and Declaration of Trust dated October 7, 2016 is incorporated by reference to Exhibit (a)(44) to Post-Effective Amendment No. 119 filed on October 13, 2016.

(ss)	Amendment No. 44 to the Agreement and Declaration of Trust dated May 18, 2017 is incorporated by reference to Exhibit (a)(45) to Post-Effective Amendment No. 130 filed on July 28, 2017.

(tt)	Amendment No. 45 to the Agreement and Declaration of Trust dated July 28, 2017 is incorporated by reference to Exhibit (a)(46) to Post-Effective Amendment No. 136 filed on November 17, 2017.

(uu)	Amendment No. 46 to the Agreement and Declaration of Trust dated August 24, 2017 is incorporated by reference to Exhibit (a)(47) to Post-Effective Amendment No. 136 filed on November 17, 2017.

(vv)	Amendment No. 47 to the Agreement and Declaration of Trust dated August 24, 2017 is incorporated by reference to Exhibit (a)(48) to Post-Effective Amendment No. 136 filed on November 17, 2017.

(ww)	Amendment No. 48 to the Agreement and Declaration of Trust dated October 19, 2018 is incorporated by reference to Exhibit (a)(49) to Post-Effective Amendment No. 148 filed on November 9, 2018.

(xx)	Amendment No. 49 to the Agreement and Declaration of Trust dated February 13, 2020 is incorporated by reference to Exhibit (a)(50) to Post-Effective Amendment No. 159 filed on May 29, 2020.

(yy)	Amendment No. 50 to the Agreement and Declaration of Trust dated February 12, 2021, is incorporated by reference to Exhibit (a)(51) to Post-Effective Amendment No. 163 filed on July 28, 2021.

(zz)	Amendment No. 51 to the Agreement and Declaration of Trust dated April 12, 2021, is incorporated by reference to Exhibit (a)(52) to Post-Effective Amendment No. 163 filed on July 28, 2021.

(aaa)	Amendment No. 52 to the Agreement and Declaration of Trust dated August 19, 2021, is incorporated by reference to Exhibit (a)(53) to Post-Effective Amendment No. 164 filed on October 6, 2021.

(bbb)	Amendment No. 53 to the Agreement and Declaration of Trust dated November 18, 2021, is incorporated by reference to Exhibit (a)(54) to Post-Effective Amendment No. 166 filed on April 8, 2022.

(ccc)	Amendment No. 54 to the Agreement and Declaration of Trust dated April 7, 2022, is incorporated by reference to Exhibit (a)(54) to Post-Effective Amendment No. 166 filed on April 8, 2022.

(ddd)	Amendment No. 55 to the Agreement and Declaration of Trust dated May 18, 2023, is incorporated by reference to Exhibit (a)(56) to Post-Effective Amendment No. 182 filed on July 27, 2023.

(eee)	Amendment to the Agreement and Declaration of Trust dated February 13, 2025, is incorporated by reference to Exhibit (a)(57) to Post-Effective Amendment No. 190 filed on April 16, 2025.

(fff)	Amendment No. 61 to the Agreement and Declaration of Trust dated November 20, 2025 is incorporated by reference to Exhibit (a)(58) to Post-Effective Amendment No. 196 filed on November 21, 2025.

(ggg)	Amendment No. 62 to the Agreement and Declaration of Trust dated February 19, 2026 is incorporated by reference to Exhibit (a)(59) to Post-Effective Amendment No. 199 filed on March 19, 2026.

(hhh)	Amendment No. 63 to the Agreement and Declaration of Trust dated May 21, 2026, is incorporated by reference to Exhibit (a)(60) to Post-Effective Amendment No. 204 filed on July 29, 2026.

	(iii)	Amendment No. 64 to Agreement and Declaration of Trust dated July 7, 2026, is incorporated by reference to Exhibit (a)(61) to Post-Effective Amendment No. 204 filed on July 29, 2026.

	(jjj)	Amendment No. 65 to the Agreement and Declaration of Trust dated August 20, 2026, is incorporated by reference to Exhibit (a)(62) to Post-Effective Amendment No. 207 filed on August 21, 2026.

(2)	(a)	Amended and Restated By-Laws adopted August 2, 2000 is incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 38 filed on May 30, 2002.

	(b)	Amendment No. 1 to the Amended and Restated By-Laws adopted March 31, 2003 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 39 filed on July 29, 2003.

	(c)	Amendment No. 2 to the Amended and Restated By-Laws adopted July 29, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 39 filed on July 29, 2003.

	(d)	Amendment No. 3 to the Amended and Restated By-Laws adopted April 27, 2004 is incorporated by reference to Exhibit (b)(4) to Post-Effective Amendment No. 40 filed on July 26, 2004.

	(e)	Amendment No. 4 to the Amended and Restated By-Laws adopted July 27, 2004 is incorporated by reference to Exhibit (b)(5) to Post-Effective Amendment No. 41 filed on December 1, 2004.

	(f)	Amendment No. 5 to the Amended and Restated By-Laws adopted June 20, 2006 is incorporated by reference to Exhibit (b)(6) to Post-Effective Amendment No. 50 filed on July 28, 2006.

	(g)	Amendment No. 6 to the Amended and Restated By-Laws adopted February 14, 2008 is incorporated by reference to Exhibit (b)(7) to Post-Effective Amendment No. 60 filed on July 29, 2008.

	(h)	Amendment No. 7 to the Amended and Restated By-Laws adopted November 5, 2010 is incorporated by reference to Exhibit (b)(8) to Post-Effective Amendment No. 76 filed on May 16, 2011.

	(i)	Amended and Restated Amendment No. 8 to the Amended and Restated By-Laws adopted August 19, 2015 as Amended and Restated on August 24, 2017 is incorporated by reference to Exhibit (b)(9) to Post-Effective Amendment No. 136 filed on November 17, 2017.

	(j)	Amendment No. 9 to the Amended and Restated By-Laws adopted August 20, 2015 is incorporated by reference to Exhibit (b)(10) to Post-Effective Amendment No. 112 filed on March 10, 2016.

(3)		Not Applicable.

(4)		Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)		Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 is incorporated by reference to Exhibit (a)(19) to Post-Effective Amendment No. 30 filed on May 15, 2000.

(6)	(a)	Management Agreement between Northern Funds and Northern Trust Investments, Inc. dated June 30, 2014 is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 104 filed on July 24, 2014.

	(a)(i)	Amended and Restated Exhibit A dated October 17, 2024, to the Management Agreement between Northern Funds and Northern Trust Investments, Inc. is incorporated by reference to Exhibit (d)(l)(i) to Post-Effective Amendment No. 194 filed on July 29, 2025.

	(b)	Management Agreement between Northern Funds (on behalf of the Northern Funds ETFs) and Northern Trust Investments, Inc. dated June 30, 2025 is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 200 filed on April 28, 2026.

(b)(i)	Amended and Restated Exhibit A to Management Agreement between Northern Funds (on behalf of the Northern Funds ETFs) and Northern Trust Investments, Inc. dated February 19, 2026 is incorporated by reference to Exhibit (d)(2)(i) filed to Post-Effective Amendment No. 199 filed on March 19, 2026.

(b)(ii)	Amended and Restated Exhibit A to Management Agreement between Northern Funds (on behalf of the Northern Funds ETFs) and Northern Trust Investments, Inc. dated August 20, 2026 is incorporated by reference to Exhibit (d)(2)(ii) to Post-Effective Amendment No. 207 filed on August 21, 2026.

(c)	Management Agreement between Northern Funds (on behalf of the Multi-Manager Funds) and Northern Trust Investments, Inc. dated June 30, 2014 is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 104 filed on July 24, 2014.

(c)(i)	Amended and Restated Exhibit A dated May 21, 2026, to the Management Agreement between Northern Funds (on behalf of the Multi-Manager Funds) and Northern Trust Investments, Inc. is incorporated by reference to Exhibit (d)(3)(i) to Post-Effective Amendment No. 204 filed on July 29, 2026.

(d)	Amended and Restated Expense Reimbursement Agreement between Northern Funds and Northern Trust Investments, Inc. dated July 25, 2023, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 182 filed on July 27, 2023.

(d)(i)	Amended and Restated Exhibit A-D dated July 7, 2026, to the Amended and Restated Expense Reimbursement Agreement between Northern Funds and Northern Trust Investments, Inc. is incorporated by reference to Exhibit (d)(4)(i) to Post-Effective Amendment No. 204 filed on July 29, 2026.

(e)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Axiom International Investors, LLC dated November 19, 2008 is incorporated by reference to Exhibit (d)(58) to Post-Effective Amendment No. 64 filed on March 31, 2009.*

(e)(i)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Axiom International Investors, LLC is incorporated by reference to Exhibit (d)(35) to Post-Effective Amendment No. 69 filed on January 24, 2010.

(e)(ii)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Axiom International Investors, LLC is incorporated by reference to Exhibit (d)(101) to Post-Effective Amendment No. 78 filed on July 27, 2011.

(e)(iii)	Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Axiom International Investors LLC dated October 1, 2012 is incorporated by reference to Exhibit (d)(98) to Post-Effective Amendment No. 98 filed on July 22, 2013.*

(e)(iv)	Amendment No. 2 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors, LLC dated June 30, 2014 is incorporated by reference to Exhibit (d)(136) to Post-Effective Amendment No. 105 filed on July 24, 2014.

(e)(v)	Amendment No. 3 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors LLC dated June 17, 2016 is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 130 filed on July 28, 2017.

(e)(vi)	Amendment No. 4 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors LLC dated February 23, 2018 is incorporated by reference to Exhibit (d)(27) to Post-Effective Amendment No. 139 filed on July 26, 2018.*

(e)(vii)	Amendment No. 5 dated March 1, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors LLC is incorporated by reference to Exhibit (d)(32) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(e)(viii)	Amendment No. 6 dated September 3, 2025, to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors LLC is incorporated by reference to Exhibit (d)(5)(viii) to Post-Effective Amendment No. 204 filed on July 29, 2026. *

(f)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC dated June 10, 2016 is incorporated by reference to Exhibit (d)(21) to Post-Effective Amendment No. 114 filed on July 28, 2016.*

(f)(i)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC dated June 17, 2016 is incorporated by reference to Exhibit (d)(27) to Post-Effective Amendment No. 130 filed on July 28, 2017.

(f)(ii)	Amendment No. 2 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC dated March 1, 2017 is incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No. 130 filed on July 28, 2017.*

(f)(iii)	Amendment No. 3 dated March 14, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC is incorporated by reference to Exhibit (d)(41) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(f)(iv)	Amendment No. 4 dated November 14, 2024 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC is incorporated by reference to Exhibit (d)(iv) to Post-Effect Amendment No. 194 filed on July 29, 2025.*

(g)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Polen Capital Credit, LLC (f/k/a DDJ Capital Management, LLC), dated January 31, 2022 is incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 152 filed on July 27, 2022.*

(g)(i)	Amendment No. 1 dated August 18, 2022 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Polen Capital Credit, LLC (f/k/a DDJ Capital Management, LLC) is incorporated by reference to Exhibit (d)(11)(i) to Post-Effective Amendment No. 182 filed on July 27, 2023.

(g)(ii)	Amendment No. 2 dated November 22, 2022 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Polen Capital Credit, LLC (f/k/a DDJ Capital Management, LLC) is incorporated by reference to Exhibit (d)(11)(ii) to Post-Effective Amendment No. 182 filed on July 27, 2023.*

(h)	Investment Sub-Advisory Agreement dated November 14, 2019 between Northern Trust Investments, Inc. and First Sentier Investors (Australia) IM LTD is incorporated by reference to Exhibit (d)(50) to Post-Effective Amendment No. 161 filed on July 27, 2020.*

(i)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Lazard Asset Management LLC dated March 7, 2013 is incorporated by reference to Exhibit (d)(125) to Post-Effective Amendment No. 98 filed on July 22, 2013.*

(i)(i)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Lazard Asset Management LLC dated June 30, 2014 is incorporated by reference to Exhibit (d)(142) to Post-Effective Amendment No. 105 filed on July 24, 2014.*

(i)(ii)	Amendment No. 2 dated March 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Lazard Asset Management LLC is incorporated by reference to Exhibit (d)(53) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(j)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. dated June 10, 2016 is incorporated by reference to Exhibit (d)(36) to Post-Effective Amendment No. 114 filed on July 28, 2016.*

(j)(i)	Amendment No. 1 dated November 15, 2018 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. is incorporated by reference to Exhibit (d)(64) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(j)(ii)	Amendment No. 2 dated February 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. is incorporated by reference to Exhibit (d)(65) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(j)(iii)	Amendment No. 3 dated February 20, 2020 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. is incorporated by reference to Exhibit (d)(69) to Post-Effective Amendment No. 161 filed on July 27, 2020.*

(k)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Victory Capital Management Inc. dated November 19, 2015 is incorporated by reference to Exhibit (d)(43) to Post-Effective Amendment No. 114 filed on July 28, 2016.*

(k)(i)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Victory Capital Management, Inc. dated June 17, 2016 is incorporated by reference to Exhibit (d)(52) to Post-Effective Amendment No. 130 filed on July 28, 2017.

(k)(ii)	Amendment No. 2 dated March 20, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Victory Capital Management Inc. is incorporated by reference to Exhibit (d)(74) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(l)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and WCM Investment Management dated August 21, 2015 is incorporated by reference to Exhibit (d)(108) to Post-Effective Amendment No. 112 filed on March 10, 2016.*

(l)(i)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and WCM Investment Management dated June 17, 2016 is incorporated by reference to Exhibit (d)(54) to Post-Effective Amendment No. 130 filed on July 28, 2017.

(l)(ii)	Amendment No. 2 dated February 28, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and WCM Investment Management is incorporated by reference to Exhibit (d)(77) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(m)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Wellington Management Company LLP dated August 25, 2017 is incorporated by reference to Exhibit (d)(67) to Post-Effective Amendment No. 136 filed on November 17, 2017.*

(m)(i)	Amendment No. 1 dated April 8, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Wellington Management Company LLP is incorporated by reference to Exhibit (d)(79) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(n)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Westwood Global Investments, LLC dated November 19, 2008 is incorporated by reference to Exhibit (d)(60) to Post-Effective Amendment No. 64 filed on March 31, 2009.*

(n)(i)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC is incorporated by reference to Exhibit (d)(54) to Post-Effective Amendment No. 69 filed on January 4, 2010.

(n)(ii)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC is incorporated by reference to Exhibit (d)(122) to Post-Effective Amendment No. 78 filed on July 27, 2011.

(n)(iii)	Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC dated January 1, 2013 is incorporated by reference to Exhibit (d)(123) to Post-Effective Amendment No. 98 filed on July 22, 2013.*

(n)(iv)	Amendment No. 2 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Westwood Global Investments, LLC dated June 30, 2014 is incorporated by reference to Exhibit (d)(140) to Post-Effective Amendment No. 105 filed on July 24, 2014.

(n)(v)	Amendment No. 3 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Westwood Global Investments, LLC dated June 17, 2016 is incorporated by reference to Exhibit (d)(60) to Post-Effective Amendment No. 130 filed on July 28, 2017.

(n)(vi)	Amendment No. 4 dated April 8, 2019 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Westwood Global Investments, LLC is incorporated by reference to Exhibit (d)(86) to Post-Effective Amendment No. 152 filed on July 26, 2019.*

(o)	Investment Sub-Advisory Agreement dated July 1, 2026, between Northern Trust Investments, Inc. and Janus Henderson Investors US LLC is incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 204 filed on July 29, 2026.*

(p)	Investment Sub-Advisory Agreement dated December 10, 2021 between Northern Trust Investments, Inc. and KBI Global Investors (North America), Ltd., is incorporated by reference to Exhibit (d)(79) to Post-Effective Amendment No. 165 filed on December 3, 2021.*

(p)(i)	Amendment No. 1 to the Investment Sub-Advisory Agreement between Northern Trust Investments, Inc., and KBI Global Investors (North America) Ltd. dated June 6, 2024 is incorporated by reference to Exhibit (d)(19)(i) to Post-Effective Amendment No. 189 filed on July 26, 2024.*

(q)	Investment Sub-Advisory Agreement dated January 23, 2023 between Northern Trust Investments, Inc. and BlackRock Investment Management, LLC, is incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No, 182 filed on July 27, 2023.*

(r)	Investment Sub-Advisory Agreement dated August 16, 2024 between Northern Trust Investments, Inc. and FIAM LLC is incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 194 filed on July 29, 2025.*

(s)	Investment Sub-Advisory Agreement dated February 13, 2025 between Northern Trust Investments, Inc. and AllianceBernstein L.P. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 194 filed on July 29, 2025.*

	(t)	Investment Sub-Advisory Agreement dated February 13, 2025 between Northern Trust Investments, Inc. (on behalf of the Multi-Manager Global Listed Infrastructure Fund) and Cohen & Steers Capital Management, Inc. is incorporated by reference to Exhibit (d)(21) to Post-Effective Amendment No. 194 filed on July 29, 2025.*

	(t)(i)	Amendment No. 1 to Investment Sub-Advisory Agreement dated February 19, 2026, between Northern Trust Investments, Inc. (on behalf of the Multi-Manager Global Listed Infrastructure Fund) and Cohen & Steers Capital Management, Inc. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 204 filed on July 29, 2026.*

	(u)	Investment Sub-Advisory Agreement dated February 13, 2025 between Northern Trust Investments, Inc. and Eagle Global Advisors, LLC is incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 194 filed on July 29, 2025.*

	(v)	Investment Sub-Advisory Agreement dated February 19, 2026, between Northern Trust Investments, Inc. (on behalf of the Multi-Manager Global Real Estate Fund) and Cohen & Steers Capital Management, Inc. is incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 204 filed on July 29, 2026.*

(7)	(a)	Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated May 31, 2017 is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 130 filed on July 28, 2017.

	(b)	Amended and Restated Schedule A dated November 17, 2017 to the Distribution Agreement between Registrant and Northern Funds Distributors, LLC filed as Exhibit (e)(2) to Post-Effective Amendment No. 136 filed on November 17, 2017.

	(c)	Novation Agreement effective September 30, 2021 between the Registrant and Northern Funds Distributors, LLC is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 169 filed on July 27, 2022.

	(d)	ETF Distribution Agreement between the Registrant and Northern Funds Distributors, LLC, dated July 29, 2025 is incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 207 filed on August 21, 2026.

	(e)	Amendment dated February 3, 2026 to the ETF Distribution Agreement between the Registrant and Northern Funds Distributors, LLC is incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 200 filed on April 28, 2026.

	(f)	Second Amendment to the ETF Distribution Agreement between the Registrant and Northern Funds Distributors is incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 211 filed on September 25, 2026.

(8)		Not applicable.

(9)	(a)	Custody Agreement between Northern Funds and The Northern Trust Company dated June 30, 2014 is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 104 filed on July 24, 2014.

	(b)	Amended and Restated Schedule A to the Custody Agreement between Northern Funds and The Northern Trust Company dated August 22, 2019 is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 154 filed on November 27, 2019.

	(c)	Amended and Restated Schedule B dated November 17, 2017 to the Custody Agreement between Northern Funds and The Northern Trust Company is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 136 filed on November 17, 2017.

	(d)	Amendment dated August 1, 2019 to the Custody Agreement between Northern Funds and The Northern Trust Company is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 154 filed on November 27, 2019.

	(e)	Amendment dated March 2, 2023 to Schedule I of the Custody Agreement between Northern Funds and The Northern Trust Company is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 182 filed on July 27, 2023.

	(f)	Custody Agreement between Northern Funds, The Northern Trust Company and The Northern Trust Company of Saudi Arabia dated March 2, 2023 is incorporated by reference to Exhibit (g)(7) to Post-Effective Amendment No. 182 filed on July 27, 2023.

	(g)	Amended and Restated Custody Agreement between Northern Funds and The Northern Trust Company dated June 2, 2025, is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 194 filed on July 29, 2025.

	(h)	Global Custody Agreement between Northern Funds and JPMorgan Chase Bank, N.A. dated June 19, 2025 is incorporated by reference to Exhibit (g)(8) to Post-Effective Amendment No. 200 filed on April 28, 2026.

	(i)	Amendment dated January 21, 2026 to the Global Custody Agreement between Northern Funds and JPMorgan Chase Bank, N.A. is Incorporated by reference to Exhibit (g)(9) to Post-Effective Amendment No. 200 filed on April 28, 2026.

	(j)	Amendment dated July 29, 2026 to the Global Custody Agreement between Northern Funds and JPMorgan Chase Bank, N.A. is incorporated by reference to Exhibit (g)(10) to Post-Effective Amendment No. 207 filed on August 21, 2026.

(10)	(a)	Distribution and Services Plan adopted May 20, 2025 is incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 195 filed on August 5, 2025.

	(a)(i)	Amended and Restated Exhibit A to Distribution and Services Plan dated February 19, 2026 is incorporated by reference to Exhibit (m)(i) to Post-Effective Amendment No. 199 filed on March 19, 2026.

	(b)	Amended and Restated Plan pursuant to Rule 18f-3 for Operation of a Multi-Class System, adopted on August 19, 2021 is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 164 filed on October 6, 2021.

(11)		Opinion and Consent of Stradley Ronon Stevens & Young LLP, dated November 4, 2026 is filed herewith.

(12)		Opinion of Stradley Ronon Stevens & Young LLP, supporting the tax matters and consequences to shareholders- To be filed by Post-Effective Amendment pursuant to the undertaking in Item 17(3) below

(13)	(a)	Transfer Agency and Service Agreement between Northern Funds and The Northern Trust Company dated June 30, 2014 is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 104 filed on July 24, 2014.

	(b)	Amended and Restated Schedule A dated November 17, 2017 to the Transfer Agency and Service Agreement between Northern Funds and The Northern Trust Company is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 136 filed on November 17, 2017.

	(c)	Amendment dated November 15, 2018 to the Transfer Agency and Service Agreement between Northern Funds and The Northern Trust Company is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 150 filed on January 7, 2019.

	(d)	Amendment dated August 1, 2019 to the Transfer Agency and Service Agreement between Northern Funds and The Northern Trust Company is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 154 filed on November 27, 2019.

	(e)	Form of Rule 12d1-4 Fund of Funds Investment Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 194 filed on July 29, 2025.

	(f)	Agency Services Agreement between Northern Funds and JPMorgan Chase Bank, N.A. dated July 22, 2025 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 200 filed on April 28, 2026.

	(g)	Amendment dated January 21, 2026 to the Agency Services Agreement between Northern Funds and JPMorgan Chase Bank, N.A. is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 200 filed on April 28, 2026.

	(h)	Amendment dated July 29, 2026 to the Agency Services Agreement between Northern Funds and JPMorgan Chase Bank, N.A. is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 207 filed on August 21, 2026.

(14)		Consent of Deloitte & Touche LLP dated November 4, 2026, is filed herewith.

(15)		Not Applicable.

(16)		Powers of Attorney for Northern Funds dated September 24, 2026 is incorporated by reference to Exhibit 16 to the initial Registration Statement on Form N-14 filed on September 25, 2026.

(17)	(a)	Amended Code of Ethics of the Trust adopted August 2, 2000, as revised on February 13, 2025 is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 194 filed on July 29, 2025.

	(b)	Amended Code of Ethics of Northern Trust Investments, Inc. adopted February 1, 2005, as amended May 21, 2026 is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 204 filed on July 29, 2026.

*    Portions of this exhibit have been omitted pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission.

ITEM 17.  UNDERTAKINGS

1.

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 prior to or upon the closing of the Reorganization.

SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and that this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant in the City of Chicago, the State of Illinois, as of this 4th day of November 2026.

NORTHERN FUNDS

By:	/s/ Kevin P. O’Rourke
Kevin P. O’Rourke

President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/ Kevin P. O’Rourke Kevin P. O’Rourke	President (Principal Executive Officer)	November 4, 2026

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	November 4, 2026

* Therese M. Bobek Therese M. Bobek	Trustee	November 4, 2026

* Thomas A. Kloet Thomas A. Kloet	Trustee	November 4, 2026

* William Martin William Martin	Trustee	November 4, 2026

* David R. Martin David R. Martin	Trustee	November 4, 2026

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	November 4, 2026

* Ingrid LaMae A. de Jongh Ingrid LaMae A. de Jongh	Trustee	November 4, 2026

* Paula Kar Paula Kar	Trustee	November 4, 2026

/s/ Kevin P. O’Rourke
By Kevin P. O’Rourke Attorney-In-Fact *Pursuant to a power of attorney.

Exhibit Index

Exhibit No.	Exhibit
11	Opinion and Consent of Stradley Ronon Stevens & Young LLP
14	Consent of Deloitte & Touche LLP